Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
TSF-NPRT3-0426
1.9887486.107
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class XR, CME Term SOFR 3 month Index + 1.1%, 4.7676% 7/18/2038 (i)(j)(k)	2,442,632	2,450,340
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (i)(j)(k)	6,155,000	6,162,940
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (i)(j)(k)	6,700,000	6,700,905
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (i)(j)(k)	7,870,000	7,876,556
TOTAL BAILIWICK OF JERSEY		23,190,741
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (i)	271,878	273,120
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (i)	70,680	71,423
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (i)	339,707	343,976
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (i)	293,610	296,749
TOTAL CANADA		985,268
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (i)(j)(k)	5,790,000	5,795,477
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8192% 4/22/2035 (i)(j)(k)	3,700,000	3,705,739
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (i)(j)(k)	5,600,000	5,605,628
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (i)(j)(k)	4,537,000	4,541,188
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (i)(j)(k)	2,406,000	2,410,518
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (i)(j)(k)	4,111,000	4,107,715
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (i)(j)(k)	5,180,000	5,189,526
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (i)(j)(k)	4,930,000	4,936,281
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (i)(j)(k)	4,094,000	4,096,964
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (i)(j)(k)	3,656,000	3,658,216
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (i)(j)(k)	4,270,000	4,273,681
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (i)(j)(k)	3,582,000	3,589,200
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (i)(j)(k)	4,922,133	4,925,140
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (i)(j)(k)	522,769	522,768
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (i)(j)(k)	5,114,000	5,114,486
Sixth Street Clo Xix Ltd Series 2025-19A Class X, CME Term SOFR 3 month Index + 1%, 4.6676% 7/17/2038 (i)(j)(k)	1,866,667	1,867,761
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (i)(j)(k)	2,950,000	2,955,337
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (i)(j)(k)	2,019,873	2,021,463
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		69,317,088
UNITED STATES - 0.1%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (i)	316,864	317,274
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (i)	3,766,239	3,770,547
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	3,445,000	3,464,693
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	329,927	332,062
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	5,000,000	5,088,131
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (i)	2,356,489	2,382,059
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (i)	297,366	299,302
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (i)	696,149	699,825
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (i)	316,000	322,126
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (i)	342,228	343,386
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (i)	6,000,000	6,079,270
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (i)	690,000	702,138
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (i)	2,620,000	2,631,633
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (i)	1,815,000	1,823,417
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	1,026,000	1,034,783
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	479,180	480,184
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	172,309	173,847
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	3,405,000	3,435,718
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	574,759	577,153
CarMax Auto Owner Trust Series 2023-3 Class A3, 5.28% 5/15/2028	601,005	604,796
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	190,246	192,434
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	427,441	432,729
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	2,196,000	2,220,236
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	5,200,000	5,225,991
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	2,735,000	2,761,986
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	3,650,000	3,670,187
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	4,825,000	4,852,933
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (i)	395,989	399,725
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (i)	2,393,192	2,418,681
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (i)	3,178,698	3,205,934
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,080,000	2,154,417
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (i)	494,379	496,867
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	506,575	509,183
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,359,342	1,369,148
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (i)	51,804	51,865
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (i)	222,995	223,925
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (i)	663,080	667,454
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (i)	827,000	832,379
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (i)	730,370	732,023
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (i)	1,750,000	1,769,499
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (i)	235,000	235,779
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	89,043	89,966
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (i)	199,000	203,127
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (i)	1,310,000	1,320,436
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (i)	1,315,000	1,316,837
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (i)	665,000	669,632
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (i)	828,360	831,693
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (i)	4,858,970	4,877,982
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (i)	9,580	9,590
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (i)	325,065	326,574
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	183,698	185,838
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (i)	859,649	865,973
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (i)	2,415,000	2,446,666
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (i)	991,000	1,001,974
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (i)	2,765,000	2,813,539
Enterprise Fleet Financing LLC Series 2025-3 Class A3, 4.46% 9/20/2029 (i)	5,730,000	5,813,813
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (i)	121,870	122,173
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	424,000	430,297
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	3,270,000	3,296,377
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (i)	3,950,000	3,956,222
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (i)(j)(k)	4,695,000	4,702,850
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (i)(j)(k)	5,500,000	5,497,250
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	458,244	460,617
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	1,895,000	1,914,669
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (i)	986,000	987,969
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (i)	3,118,000	3,168,056
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4082% 4/15/2029 (i)(j)(k)	4,000,000	4,016,400
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	2,835,000	2,886,205
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,430,000	1,451,382
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	131,169	132,101
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	741,882	743,062
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (i)(j)(k)	5,000,000	5,010,690
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (i)	1,104,000	1,108,726
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (i)	6,264,000	6,349,631
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (i)	1,055,000	1,071,663
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (i)	246,907	247,917
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (i)	4,272,833	4,281,140
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (i)	2,073,516	2,094,334
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (i)	797,364	800,411
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	121,566	122,331
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	505,666	509,862
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	2,898,315	2,922,577
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (i)(j)(k)	4,000,000	4,002,672
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (i)	593,000	601,741
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (i)	173,468	173,723
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	714,000	719,451
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,680,469	3,687,621
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (i)	615,971	619,428
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	2,105,000	2,122,641
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (i)	1,063,000	1,074,449
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (i)	3,545	3,546
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (i)	2,465,000	2,479,442
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (i)	1,220,000	1,223,315
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	490,000	491,568
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	305,000	308,186
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (i)	670,385	674,368
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (i)	1,450,018	1,459,471
Porsche Financial Auto Securitization Trust Series 2024-1A Class A3, 4.44% 1/22/2030 (i)	5,189,302	5,211,327
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (i)	224,947	226,541
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (i)	3,040,465	3,045,444
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (i)	346,851	349,908
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 1.15% 1/15/2033 (i)(j)(k)	4,830,000	4,830,000
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (i)	236,666	237,228
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (i)	559,345	559,907
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (i)	1,044,441	1,049,221
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	2,750,000	2,753,130
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (i)	2,745,000	2,745,178
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	3,550,000	3,571,995
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	425,662	427,561
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	464,750	465,634
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (i)	4,559,789	4,568,590
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (i)	675,270	679,210
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (i)	403,623	405,809
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	297,132	300,492
SFS Auto Receivables Securitization Trust Series 2025-2A Class A3, 4.44% 12/20/2030 (i)	3,340,000	3,373,059
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (i)	887,257	889,755
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (i)	4,407,000	4,438,451
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (i)	1,811,000	1,818,893
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3, 4.27% 11/20/2028 (i)	5,510,000	5,546,284
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (i)	429,574	430,747
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (i)	30,104	30,158
Upstart Securitization Trust Series 2025-3 Class A2, 4.6% 9/20/2035 (i)	5,886,442	5,896,316
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (i)	1,330,000	1,343,425
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (i)	484,023	486,103
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,573,000	1,578,973
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	4,600,000	4,671,344
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	5,050,000	5,072,087
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	349,391	351,591
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	4,570,000	4,626,217
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (i)	301,000	302,534
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	2,470,000	2,498,587
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (i)	518,921	524,616
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (i)	1,768,153	1,787,887
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6641% 6/21/2039 (i)(j)(k)	1,330,647	1,338,515
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (i)	2,599,806	2,628,937
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (i)	4,337,488	4,382,226
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (i)	5,760,000	5,817,333
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	3,785,000	3,801,193
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	679,752	687,620
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,649,140	1,660,549
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	85,982	86,450
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	1,390,191	1,404,260
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	1,349,148	1,355,647
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	850,000	854,479
TOTAL UNITED STATES		270,797,304
TOTAL ASSET-BACKED SECURITIES (Cost $362,324,451)		364,290,401

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Morgan Stanley Bank NA 4.968% 7/14/2028 (j)	3,117,000	3,156,922
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (j)	3,500,000	3,501,984
TOTAL UNITED STATES		6,658,906
TOTAL BANK NOTES (Cost $6,617,000)		6,658,906

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (i)(j)	271,625	269,138
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (i)(j)	152,587	152,214
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (i)(j)	212,109	208,796
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (i)	4,501	4,495
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	25,746	25,414
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (i)(j)	578,900	570,014
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (i)(j)	377,529	365,939
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (i)(j)	1,218,552	1,193,746
TOTAL UNITED STATES		2,789,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,727,365)		2,789,756

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (i)(j)(k)	3,835,000	3,854,240
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (i)(j)(k)	737,000	737,230
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	1,054,134	1,051,450
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (i)(j)(k)	1,046,833	1,046,833
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (i)(j)(k)	778,000	778,243
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (i)(j)(k)	3,422,589	3,423,658
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (i)(j)(k)	2,654,648	2,657,966
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (i)(j)	4,326,618	4,329,322
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (i)(j)(k)	576,000	574,920
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (i)(j)(k)	666,695	666,487
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (i)(j)(k)	1,757,512	1,757,512
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (i)(j)(k)	3,316,065	3,317,101
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (i)(j)(k)	2,261,000	2,262,422
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (i)(j)(k)	1,879,000	1,877,842
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (i)(j)(k)	1,679,025	1,679,549
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (i)(j)(k)	5,264,628	5,258,049
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (i)(j)(k)	915,887	915,601
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (i)(j)(k)	3,040,892	3,040,892
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (i)(j)(k)	3,020,000	3,015,918
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (i)(j)(k)	2,745,000	2,748,431
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (i)(j)(k)	2,529,000	2,529,790
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	124,723	123,303
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,075,388	1,069,919
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (i)(j)(k)	295,000	294,447
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (i)(j)(k)	2,500,000	2,415,625
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (i)(j)(k)	3,139,000	3,139,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (i)(j)(k)	390,000	390,244
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (i)(j)(k)	112,405	112,370
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (i)(j)(k)	2,231,000	2,233,791
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (i)(j)(k)	1,775,000	1,772,689
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (i)(j)	1,017,000	1,026,692
TOTAL UNITED STATES		60,101,536
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,009,836)		60,101,536

Common Stocks - 54.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	49,686	6,348,380
AUSTRIA - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	463,813	15,235,552
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG (c)	54,300	6,409,672
TOTAL AUSTRIA		21,645,224
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	304,300	6,551,579
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	363,820	3,892,874
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	1,118,600	333,474,436
BERMUDA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nt Butterfield & Son Ltd/The (United States) (c)	49,522	2,513,242
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (d)	571,200	9,596,160
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hypera SA	1,779,100	8,009,681
Hypera SA rights 3/17/2026 (d)	198,400	81,272
TOTAL HEALTH CARE		8,090,953
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	121,200	19,834,380
TOTAL BRAZIL		37,521,493
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (d)	265,000	6,511,050
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	73,229	3,255,761
CANADA - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Mty Food Group Inc (c)	152,900	4,640,636
Restaurant Brands International Inc (c)	374,500	26,867,469
TOTAL CONSUMER DISCRETIONARY		31,508,105
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	2,284,400	138,633,212
Metro Inc/CN	170,100	12,119,804
TOTAL CONSUMER STAPLES		150,753,016
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Athabasca Oil Corp (d)	14,361,700	92,863,307
Canadian Natural Resources Ltd (United States)	2,075,800	90,857,766
Cenovus Energy Inc	641,680	14,296,143
Imperial Oil Ltd (c)	4,059,000	474,772,516
Imperial Oil Ltd (United States) (c)	960,900	112,713,570
Parex Resources Inc (c)	1,913,900	29,942,177
TOTAL ENERGY		815,445,479
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (d)	2,042,525	88,298,356
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (d)	399,500	82,559,331
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (d)	114,690	867,056
TOTAL INDUSTRIALS		83,426,387
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (c)(d)	58,800	1,104,263
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States) (c)	826,300	62,030,341
Metals & Mining - 0.0%
Altius Minerals Corp	356,600	12,598,185
McEwen Inc (c)(d)	314,800	8,924,580
Triple Flag Precious Metals Corp (United States)	118,800	4,913,568
		26,436,333
Paper & Forest Products - 0.0%
Stella-Jones Inc	39,600	2,717,610
TOTAL MATERIALS		91,184,284
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (c)	176,208	8,789,255
TOTAL CANADA		1,270,509,145
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	802,200	41,233,433
Textiles, Apparel & Luxury Goods - 0.0%
Shenzhou International Group Holdings Ltd	501,200	4,058,468
TOTAL CONSUMER DISCRETIONARY		45,291,901
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Petroleum & Chemical Corp H Shares	5,988,000	4,171,409
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	4,280,000	11,565,202
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (h)(i)	4,142,814	4,003,333
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kingboard Holdings Ltd	436,500	2,260,778
TOTAL CHINA		67,292,623
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (d)	132,000	30,822,000
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (d)	633,500	24,060,330
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	1,761,200	37,940,753
Media - 0.0%
IPSOS SA	84,000	3,420,307
TOTAL COMMUNICATION SERVICES		41,361,060
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
AKWEL SADIR	5,700	50,109
Cie Generale des Etablissements Michelin SCA Series B	233,900	9,459,198
		9,509,307
Specialty Retail - 0.0%
Maisons du Monde SA (c)(d)(h)(i)	415,000	662,972
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	99,000	63,263,049
TOTAL CONSUMER DISCRETIONARY		73,435,328
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	337,400	31,135,440
Food Products - 0.0%
Societe LDC SADIR	20,718	2,462,727
TOTAL CONSUMER STAPLES		33,598,167
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA	172,300	4,022,932
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies SE (United States)	245,620	19,733,111
TOTAL ENERGY		23,756,043
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (h)(i)	343,700	32,915,695
Antin Infrastructure Partners SA	208,726	2,382,452
TOTAL FINANCIALS		35,298,147
Industrials - 0.0%
Aerospace & Defense - 0.0%
Airbus SE	190,498	41,367,200
Ground Transportation - 0.0%
Stef SA	52,034	7,697,718
TOTAL INDUSTRIALS		49,064,918
Information Technology - 0.0%
IT Services - 0.0%
Sopra Steria Group	117,580	18,227,947
TOTAL FRANCE		274,741,610
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Group AG	60,500	4,185,912
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)(d)	647,500	26,968,375
TOTAL CONSUMER DISCRETIONARY		31,154,287
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	145,000	15,983,350
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Takkt AG	398,854	1,531,679
Machinery - 0.0%
JOST Werke SE (h)(i)	89,100	7,085,382
Norma Group SE	85,768	1,601,226
		8,686,608
Trading Companies & Distributors - 0.0%
Brenntag SE	90,200	5,574,151
TOTAL INDUSTRIALS		15,792,438
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	572,155	115,306,397
TOTAL GERMANY		178,236,472
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (c)	518,058	6,796,921
GREECE - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Autohellas Tourist and Trading SA	196,880	2,959,097
Specialty Retail - 0.0%
JUMBO SA	310,460	9,104,957
TOTAL CONSUMER DISCRETIONARY		12,064,054
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Sarantis SA	265,608	4,594,653
Financials - 0.0%
Banks - 0.0%
Eurobank SA	1,525,400	7,065,458
National Bank of Greece SA	243,200	3,961,328
TOTAL FINANCIALS		11,026,786
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC	87,400	3,671,314
TOTAL GREECE		31,356,807
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	1,026,000	385,566
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	3,004,000	2,995,015
TOTAL HONG KONG		3,380,581
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oil & Natural Gas Corp Ltd	824,100	2,532,502
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	2,000,888	6,165,322
TOTAL INDIA		8,697,824
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	143,200	1,497,465
Bank of Ireland Group PLC	274,700	5,367,022

TOTAL IRELAND		6,864,487
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	367,700	3,244,343
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (c)(d)	10,660	4,678,247
Software - 0.0%
Cellebrite DI Ltd (d)	633,620	8,452,491
TOTAL INFORMATION TECHNOLOGY		13,130,738
TOTAL ISRAEL		16,375,081
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	254,500	3,025,215
Brembo NV	218,100	2,592,532
TOTAL CONSUMER DISCRETIONARY		5,617,747
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	198,400	12,860,678
Davide Campari-Milano NV (c)	2,376,000	17,906,118
		30,766,796
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (c)	495,000	5,521,380
TOTAL CONSUMER STAPLES		36,288,176
Financials - 0.0%
Capital Markets - 0.0%
Banca Generali SpA	128,620	8,335,960
Financial Services - 0.0%
BFF Bank SpA (d)(h)(i)	711,400	3,180,793
TOTAL FINANCIALS		11,516,753
TOTAL ITALY		53,422,676
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	619,300	3,743,599
Distributors - 0.0%
Arata Corp	146,400	2,887,408
Household Durables - 0.0%
FJ Next Holdings Co Ltd	114,900	1,433,261
Specialty Retail - 0.0%
ARCLANDS CORP (c)	293,500	3,676,150
TOTAL CONSUMER DISCRETIONARY		11,740,418
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Belc Co Ltd (c)	10,700	552,934
G-7 Holdings Inc	439,100	4,259,832
YAKUODO Holdings Co Ltd	41,300	551,407
		5,364,173
Food Products - 0.0%
Pickles Holdings Co Ltd (c)	132,000	1,044,741
S Foods Inc (c)	207,700	4,256,011
		5,300,752
Household Products - 0.0%
Transaction Co Ltd	100,800	876,550
TOTAL CONSUMER STAPLES		11,541,475
Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	194,000	3,995,159
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc (c)	665,200	4,212,742
Building Products - 0.0%
Nihon Dengi Co Ltd	77,000	6,010,502
Nihon Flush Co Ltd	97,378	536,260
		6,546,762
Commercial Services & Supplies - 0.0%
Green Cross Holdings Co Ltd	8,700	77,436
Prestige International Inc	523,110	2,351,508
		2,428,944
Construction & Engineering - 0.0%
Raiznext Corp	206,100	3,469,644
Machinery - 0.0%
Daiwa Industries Ltd	325,400	3,952,767
Professional Services - 0.0%
Altech Corp	59,000	996,651
Creek & River Co Ltd (c)	91,800	872,353
Persol Holdings Co Ltd	1,919,100	3,069,774
Quick Co Ltd	535,500	3,226,751
Will Group Inc	187,400	1,554,017
		9,719,546
Trading Companies & Distributors - 0.0%
Chori Co Ltd	70,700	2,105,177
ITOCHU Corp	948,000	13,725,926
Mitani Corp	180,200	3,288,637
Totech Corp	98,000	2,867,864
		21,987,604
TOTAL INDUSTRIALS		52,318,009
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Daiwabo Holdings Co Ltd	177,460	3,636,359
Maruwa Co Ltd/Aichi	12,900	5,062,031
Riken Keiki Co Ltd	36,400	844,939
		9,543,329
IT Services - 0.0%
Avant Group Corp	185,100	1,690,216
DTS Corp	449,200	3,287,776
TDC Soft Inc	291,400	2,086,160
		7,064,152
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)(d)	671,760	24,499,087
Disco Corp	48,300	23,222,911
Renesas Electronics Corp	1,233,400	23,260,453
SUMCO Corp	1,316,420	15,405,228
		86,387,679
Software - 0.0%
Cresco Ltd	579,600	5,708,224
System Research Co Ltd	294,000	3,533,686
		9,241,910
TOTAL INFORMATION TECHNOLOGY		112,237,070
Materials - 0.0%
Chemicals - 0.0%
C Uyemura & Co Ltd	56,000	7,777,927
Construction Materials - 0.0%
Vertex Corp/Japan	69,000	791,336
TOTAL MATERIALS		8,569,263
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	346,000	2,842,622
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	953,800	17,241,875
TOTAL JAPAN		220,485,891
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	41,065	846,918
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	91,269	10,336,908
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	31,300	695,517
Value Added Technology Co Ltd	80,700	1,532,654
Vieworks Co Ltd	111,900	2,024,190
TOTAL HEALTH CARE		4,252,361
Industrials - 0.0%
Machinery - 0.0%
Hy-Lok Corp (d)	70,316	1,877,431
Professional Services - 0.0%
e-Credible Co Ltd	47,700	508,109
TOTAL INDUSTRIALS		2,385,540
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	251,584	5,669,061
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	202,710	149,349,557
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	128,620	19,336,585
TOTAL INFORMATION TECHNOLOGY		174,355,203
Materials - 0.0%
Chemicals - 0.0%
Soulbrain Co Ltd	7,840	2,425,365
TOTAL KOREA (SOUTH)		194,602,295
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	2,007,400	1,950,134
MEXICO - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV Series B	56,600	1,014,672
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV (c)	1,272,200	1,346,662
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp (c)	8,467	1,848,346
TOTAL MEXICO		4,209,680
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	109,019	8,621,223
NETHERLANDS - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	110,100	3,512,542
Financials - 0.0%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	5,800	387,210
Insurance - 0.0%
ASR Nederland NV	84,200	6,112,710
TOTAL FINANCIALS		6,499,920
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)(d)	112,300	86,125,116
Newamsterdam Pharma Co NV (c)(d)	1,559,060	55,284,268
uniQure NV (d)	261,500	4,087,245
TOTAL HEALTH CARE		145,496,629
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV (c)	119,100	11,455,305
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	26,600	22,447,706
ASML Holding NV depository receipt	39,200	56,861,952
BE Semiconductor Industries NV	236,043	52,825,253
NXP Semiconductors NV	304,537	69,132,944
TOTAL INFORMATION TECHNOLOGY		201,267,855
TOTAL NETHERLANDS		368,232,251
NORWAY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (h)(i)	984,481	9,442,768
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (d)	125,200	5,493,776
Financials - 0.0%
Banks - 0.0%
SpareBank 1 Nord Norge	45,200	757,366
Sparebank 1 Oestlandet (c)	266,020	6,001,209
TOTAL FINANCIALS		6,758,575
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (c)(h)(i)	45,600	760,135
Norconsult Norge AS	234,600	1,001,731
TOTAL INDUSTRIALS		1,761,866
TOTAL NORWAY		23,456,985
PHILIPPINES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	2,929,000	939,278
PORTUGAL - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	224,580	1,809,781
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (d)	332,320	2,638,620
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico (c)	723,739	15,292,605
Popular Inc	419,137	56,734,385
		72,026,990
Financial Services - 0.0%
EVERTEC Inc	1,255,278	35,536,920
TOTAL FINANCIALS		107,563,910
TOTAL PUERTO RICO		110,202,530
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,687,200	3,281,297
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (h)(i)	800,100	30,408,399
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
CIE Automotive SA	466,680	17,535,445
Financials - 0.0%
Banks - 0.0%
Bankinter SA	388,200	6,502,032
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA	112,111	688,845
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA (c)	260,900	9,945,095
TOTAL SPAIN		65,079,816
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	237,717	28,174,219
Industrials - 0.0%
Building Products - 0.0%
Inwido AB	67,800	1,267,739
Electrical Equipment - 0.0%
AQ Group AB	404,800	8,506,199
Machinery - 0.0%
Atlas Copco AB A Shares	1,396,400	30,042,518
Beijer Alma AB B Shares	232,520	6,400,507
		36,443,025
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	43,100	652,162
TOTAL INDUSTRIALS		46,869,125
TOTAL SWEDEN		75,043,344
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	733,500	14,934,060
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (d)	130,800	6,079,584
TOTAL CONSUMER DISCRETIONARY		21,013,644
Financials - 0.0%
Capital Markets - 0.0%
Vontobel Holding AG	27,634	2,523,128
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	4,612	994,562
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,366	2,615,885
TOTAL SWITZERLAND		27,147,219
TAIWAN - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	2,438,000	107,263,916
Delta Electronics Inc	3,640,000	165,950,392
Thinking Electronic Industrial Co Ltd	202,000	1,220,398
		274,434,706
Semiconductors & Semiconductor Equipment - 0.3%
Jentech Precision Industrial Co Ltd	432,000	42,971,370
Silicon Motion Technology Corp ADR	34,980	4,520,465
Sitronix Technology Corp	21,000	133,233
Taiwan Semiconductor Manufacturing Co Ltd	2,739,000	170,064,081
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,307,100	489,613,519
Topco Scientific Co Ltd	574,455	6,382,630
		713,685,298
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd	48,290	304,834
TOTAL TAIWAN		988,424,838
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (d)	219,350	119,683,941
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
B&M European Value Retail SA	4,674,700	12,032,732
Distributors - 0.0%
Inchcape PLC	1,809,589	21,667,784
Diversified Consumer Services - 0.0%
ME Group International PLC	1,995,283	3,673,096
Hotels, Restaurants & Leisure - 0.0%
Hollywood Bowl Group PLC	696,700	2,492,800
Household Durables - 0.0%
Barratt Redrow PLC	1,054,371	5,162,047
Vistry Group PLC (d)	750,563	7,050,129
		12,212,176
Specialty Retail - 0.0%
Dunelm Group PLC	331,900	4,508,633
JD Sports Fashion PLC	3,352,554	3,703,913
Pets at Home Group Plc	3,113,800	8,745,116
		16,957,662
TOTAL CONSUMER DISCRETIONARY		69,036,250
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	5,213,600	116,922,970
Diageo PLC ADR (c)	522,705	46,782,097
		163,705,067
Tobacco - 0.1%
British American Tobacco PLC	71,614	4,471,964
British American Tobacco PLC ADR	3,534,000	221,405,100
Imperial Brands PLC	225,665	10,107,280
		235,984,344
TOTAL CONSUMER STAPLES		399,689,411
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	625,368	41,468,152
Financials - 0.1%
Capital Markets - 0.0%
3i Group PLC	138,300	6,178,674
Marex Group PLC	748,000	32,508,080
Rathbones Group PLC	639,340	19,515,388
		58,202,142
Insurance - 0.1%
Aviva PLC	416,520	3,850,677
Hiscox Ltd	3,190,823	66,565,743
		70,416,420
TOTAL FINANCIALS		128,618,562
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC (United States)	1,245,960	259,720,362
Industrials - 0.1%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	357,000	2,429,611
Rolls-Royce Holdings PLC	4,710,000	84,695,596
		87,125,207
Commercial Services & Supplies - 0.0%
Mitie Group PLC	2,786,149	6,781,085
Industrial Conglomerates - 0.0%
DCC PLC	368,800	25,770,141
Machinery - 0.0%
Bodycote PLC	251,076	2,639,228
Passenger Airlines - 0.0%
JET2 PLC	440,585	7,457,555
Professional Services - 0.0%
Wilmington PLC	114,400	439,387
Trading Companies & Distributors - 0.0%
RS GROUP PLC	2,114,491	19,847,421
TOTAL INDUSTRIALS		150,060,024
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Savills PLC	508,200	6,944,639
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	9,087,120	169,989,416
TOTAL UNITED KINGDOM		1,225,526,816
UNITED STATES - 52.1%
Communication Services - 5.0%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (c)(d)	371,300	29,403,247
AT&T Inc	7,965,086	223,102,060
Comcast Corp Class A	6,579,069	203,687,976
IDT Corp Class B	59,396	3,026,226
Lumen Technologies Inc (d)	694,500	4,937,895
Verizon Communications Inc	1,383,516	69,369,492
		533,526,896
Entertainment - 0.6%
Cinemark Holdings Inc	461,040	13,019,770
Electronic Arts Inc	149,386	29,962,350
IMAX Corp (d)	454,800	19,479,084
Live Nation Entertainment Inc (d)	6,100	989,054
Netflix Inc (d)	5,066,077	487,559,250
Playtika Holding Corp	113,089	349,445
ROBLOX Corp Class A (d)	2,360,883	162,098,227
Roku Inc Class A (d)	752,426	74,046,243
Spotify Technology SA (d)	135,900	69,980,346
Take-Two Interactive Software Inc (d)	6,710	1,419,031
TKO Group Holdings Inc Class A	2,561	573,331
Walt Disney Co/The	3,781,235	400,962,159
Warner Bros Discovery Inc (d)	664,944	18,731,472
		1,279,169,762
Interactive Media & Services - 3.9%
Alphabet Inc Class A	10,872,032	3,389,464,697
Alphabet Inc Class C	9,436,333	2,938,757,186
Angi Inc Class A (c)(d)	101,536	789,950
Cars.com Inc (d)	1,148,500	9,808,190
IAC Inc Class A (d)	7,703	295,179
Match Group Inc	9,120	288,192
Meta Platforms Inc Class A	3,319,716	2,151,773,517
Pinterest Inc Class A (d)	1,031,648	17,672,130
Yelp Inc Class A (d)	172,870	3,853,272
		8,512,702,313
Media - 0.2%
Charter Communications Inc Class A (c)(d)	3,400	797,742
DoubleVerify Holdings Inc (d)	72,895	768,313
EchoStar Corp Class A (c)(d)	1,181,200	136,464,036
Fox Corp Class A	950,049	53,525,761
Fox Corp Class B	5,735	296,671
New York Times Co/The Class A	707,800	56,475,362
News Corp Class A	107,526	2,611,806
News Corp Class B (c)	363,847	9,743,823
Nexstar Media Group Inc	82,237	20,643,132
Omnicom Group Inc (c)	971,723	82,878,255
Paramount Skydance Corp Class B	12,007	162,215
Sirius XM Holdings Inc (c)	73,967	1,624,315
TEGNA Inc	464,235	9,725,723
Trade Desk Inc (The) Class A (d)	17,011	405,202
Versant Media Group Inc Class A	296,793	9,889,143
		386,011,499
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc (c)	41,297	2,012,403
T-Mobile US Inc	1,476,833	320,605,676
		322,618,079
TOTAL COMMUNICATION SERVICES		11,034,028,549
Consumer Discretionary - 4.7%
Automobile Components - 0.1%
Aptiv PLC (d)	265,248	19,506,338
BorgWarner Inc	416,361	23,969,903
Gentex Corp	633,411	14,821,817
LCI Industries	573,930	76,447,476
Lear Corp (c)	233,389	30,632,306
Patrick Industries Inc	144,900	17,937,171
Phinia Inc	112,266	8,153,880
		191,468,891
Automobiles - 0.6%
Ford Motor Co	6,396,913	90,132,504
General Motors Co	2,534,723	199,508,047
Harley-Davidson Inc (c)	224,948	4,049,064
Tesla Inc (d)(e)	2,416,032	972,477,041
		1,266,166,656
Broadline Retail - 1.6%
Amazon.com Inc (d)(e)	16,502,728	3,465,572,880
eBay Inc	71,514	6,497,762
Etsy Inc (d)	541,400	29,712,032
		3,501,782,674
Distributors - 0.0%
Genuine Parts Co	5,374	640,903
GigaCloud Technology Inc Class A (d)	428,164	18,984,792
LKQ Corp	616,900	20,425,559
Pool Corp	1,266	287,610
		40,338,864
Diversified Consumer Services - 0.2%
ADT Inc	2,393,435	19,195,349
Carriage Services Inc	508,550	23,428,899
Covista Inc (d)	258,529	25,335,842
Duolingo Inc Class A (c)(d)	506,057	51,111,757
Grand Canyon Education Inc (d)	178,329	28,366,794
H&R Block Inc	2,492,494	76,320,166
Laureate Education Inc (d)	2,394,417	77,435,446
Service Corp International/US	1,181,496	99,458,333
Stride Inc (c)(d)	183,807	15,509,634
		416,162,220
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc Class A (d)	719,286	97,182,731
Aramark	507,791	21,251,053
Booking Holdings Inc	22,136	93,842,252
Boyd Gaming Corp	171,227	14,251,223
Brightstar Lottery PLC	1,284,357	17,415,881
Brinker International Inc (d)	138,627	20,544,521
Carnival Corp	3,249,071	102,508,190
Cava Group Inc (c)(d)	225,500	18,596,985
Cheesecake Factory Inc/The (c)	695,400	45,048,012
Chipotle Mexican Grill Inc (d)	1,361,885	50,689,360
Churchill Downs Inc	288,900	26,558,577
Darden Restaurants Inc	4,494	961,042
Domino's Pizza Inc	159,101	64,039,744
DoorDash Inc Class A (d)	96,342	17,001,473
DraftKings Inc Class A (d)	942,200	22,462,048
Dutch Bros Inc Class A (d)	1,795,789	96,272,248
Expedia Group Inc Class A	428,262	92,371,831
Flutter Entertainment PLC (c)(d)	452,197	47,996,190
Hilton Worldwide Holdings Inc	487,766	152,075,683
Kura Sushi USA Inc Class A (c)(d)	26,079	1,836,744
Las Vegas Sands Corp	11,754	666,687
Life Time Group Holdings Inc (d)	210,238	5,676,426
Lindblad Expeditions Holdings Inc (d)	323,820	6,382,492
Marriott International Inc/MD Class A1	391,405	133,754,831
McDonald's Corp	132,236	45,100,410
MGM Resorts International (d)	7,925	292,115
Monarch Casino & Resort Inc	35,841	3,444,320
Norwegian Cruise Line Holdings Ltd (d)	17,588	436,007
Penn Entertainment Inc (d)	82,894	1,296,462
Planet Fitness Inc Class A (d)	212,000	17,415,800
Red Rock Resorts Inc Class A	66,560	4,030,208
Royal Caribbean Cruises Ltd	9,798	3,046,786
Starbucks Corp	981,283	96,185,360
Wendy's Co/The (c)	412,322	3,158,387
Wingstop Inc	89,648	23,264,552
Wyndham Hotels & Resorts Inc	306,700	25,088,060
Wynn Resorts Ltd	107,262	11,604,676
Yum! Brands Inc	361,227	60,743,932
		1,444,493,299
Household Durables - 0.4%
Cavco Industries Inc (d)	27,460	15,851,560
Champion Homes Inc (d)	17,000	1,589,159
Cricut Inc Class A (c)	140,187	602,803
DR Horton Inc	242,280	38,859,289
Garmin Ltd	45,414	11,482,022
Installed Building Products Inc	65,844	21,581,029
KB Home (c)	471,282	29,964,110
Lennar Corp Class A	249,935	28,582,567
M/I Homes Inc (d)	131,572	18,704,276
Meritage Homes Corp	326,400	24,617,088
Mohawk Industries Inc (d)	367,300	46,011,671
Newell Brands Inc (c)	136,263	619,996
NVR Inc (d)	578	4,345,283
PulteGroup Inc	1,255,065	172,194,918
Somnigroup International Inc	3,039,513	272,066,809
Taylor Morrison Home Corp (d)	427,263	28,152,359
Toll Brothers Inc	631,361	99,275,204
TopBuild Corp (d)	66,289	29,717,359
Tri Pointe Homes Inc (d)	163,400	7,565,420
Whirlpool Corp (c)	523,152	35,799,291
		887,582,213
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	25,100	1,840,292
Brunswick Corp/DE	82,100	6,536,802
Hasbro Inc	1,096,223	109,172,849
Latham Group Inc (d)	421,100	2,825,581
		120,375,524
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (d)	67,740	6,624,972
Academy Sports & Outdoors Inc	1,330,134	79,980,957
Advance Auto Parts Inc (c)	215,500	11,458,135
AutoNation Inc (d)	33,368	6,512,099
AutoZone Inc (d)	643	2,414,838
Bath & Body Works Inc	1,405,558	31,990,500
Best Buy Co Inc	67,306	4,170,953
Bob's Discount Furniture Inc	891,302	18,931,254
Boot Barn Holdings Inc (d)	21,720	4,109,858
Buckle Inc/The	86,919	4,654,512
Caleres Inc	641,992	7,633,285
CarMax Inc (d)	19,397	837,367
Carvana Co Class A (d)	5,464	1,825,850
Chewy Inc Class A (d)	67,758	1,857,924
Dick's Sporting Goods Inc	652,977	132,965,707
Five Below Inc (d)	110,335	24,663,183
Floor & Decor Holdings Inc Class A (d)	337,100	23,290,239
Gap Inc/The	1,348,140	37,801,846
Home Depot Inc/The	870,187	331,297,595
Lithia Motors Inc Class A (c)	181,851	50,841,903
Lowe's Cos Inc	2,631,766	696,286,331
Monro Inc (c)	86,526	1,862,905
Murphy USA Inc	182,378	71,262,380
O'Reilly Automotive Inc (d)	32,611	3,061,521
RH (d)	99,122	16,425,507
Ross Stores Inc	1,640,382	337,328,154
Signet Jewelers Ltd (c)	402,720	38,737,637
TJX Cos Inc/The	318,778	51,533,651
Tractor Supply Co	20,414	1,058,262
Ulta Beauty Inc (d)	100,187	68,607,056
Urban Outfitters Inc (d)	219,900	14,557,380
Valvoline Inc (c)(d)	292,300	11,048,940
Williams-Sonoma Inc	4,705	967,583
		2,096,600,284
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (d)	211,300	19,167,023
Deckers Outdoor Corp (d)	5,631	660,347
Lululemon Athletica Inc (d)	416,169	77,062,014
NIKE Inc Class B	1,695,859	105,448,514
Oxford Industries Inc (c)	286,834	11,355,758
PVH Corp	335,449	23,011,801
Ralph Lauren Corp Class A	20,119	7,295,149
Steven Madden Ltd	641,543	23,159,702
Tapestry Inc	187,906	29,213,746
VF Corp	648,400	12,591,928
Wolverine World Wide Inc	1,276,339	22,552,910
		331,518,892
TOTAL CONSUMER DISCRETIONARY		10,296,489,517
Consumer Staples - 3.1%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (c)(d)	8,340	1,891,344
Brown-Forman Corp Class A	68,735	2,018,059
Brown-Forman Corp Class B (c)	2,142,475	61,831,829
Celsius Holdings Inc (d)	141,900	7,607,259
Coca-Cola Co/The	8,943,164	729,404,456
Coca-Cola Consolidated Inc	218,371	44,198,290
Constellation Brands Inc Class A	991,519	156,521,189
Keurig Dr Pepper Inc	20,499,284	620,718,320
Molson Coors Beverage Co Class B (c)	215,274	10,546,273
Monster Beverage Corp (d)	864,205	73,716,687
National Beverage Corp (d)	67,630	2,458,351
PepsiCo Inc	611,582	103,809,929
Primo Brands Corp Class A (c)	2,889,039	65,523,405
Vita Coco Co Inc/The (d)	155,100	9,005,106
		1,889,250,497
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	975,200	17,456,080
BJ's Wholesale Club Holdings Inc (c)(d)	762,376	75,315,125
Casey's General Stores Inc	23,300	15,974,247
Costco Wholesale Corp	270,322	273,238,774
Dollar General Corp	55,542	8,677,882
Dollar Tree Inc (d)	1,556,236	196,832,729
Grocery Outlet Holding Corp (c)(d)	1,665,431	16,454,458
Ingles Markets Inc Class A	39,046	3,322,815
Kroger Co/The	3,612,336	246,505,809
Maplebear Inc (d)	378,959	14,214,752
Performance Food Group Co (d)	939,700	91,207,282
PriceSmart Inc	72,689	11,239,173
Sprouts Farmers Market Inc (d)	1,502,092	110,959,536
Sysco Corp	356,855	32,530,902
Target Corp	1,883,620	214,337,120
US Foods Holding Corp (d)	1,762,069	170,233,486
Village Super Market Inc Class A	18,330	717,620
Walmart Inc	3,623,640	463,644,738
		1,962,862,528
Food Products - 0.2%
Archer-Daniels-Midland Co	18,566	1,281,797
Armanino Foods of Distinction Inc	445,000	4,969,315
Bunge Global SA	5,229	630,879
Calavo Growers Inc	48,408	1,299,271
Campbell's Company/The (c)	7,591	204,576
Conagra Brands Inc	18,481	355,759
Darling Ingredients Inc (d)	83,480	4,437,797
Freshpet Inc (d)	85,900	7,254,255
General Mills Inc	241,495	10,922,819
Hershey Co/The	11,103	2,623,417
Hormel Foods Corp	11,262	288,306
Ingredion Inc	97,300	11,428,858
JM Smucker Co	4,122	477,946
Kraft Heinz Co/The	77,092	1,897,234
Lamb Weston Holdings Inc	361,384	17,415,095
Marzetti Company/The	58,879	9,676,175
McCormick & Co Inc/MD	691,384	49,115,919
Mondelez International Inc	3,985,251	245,411,757
Post Holdings Inc (d)	72,900	7,749,270
Simply Good Foods Co/The (d)	154,880	2,642,253
Smithfield Foods Inc	328,574	8,174,921
Tootsie Roll Industries Inc Class A	50,445	2,130,292
Tyson Foods Inc Class A	10,935	710,666
		391,098,577
Household Products - 0.5%
Church & Dwight Co Inc	118,788	12,456,110
Clorox Co/The	4,713	599,305
Colgate-Palmolive Co	1,239,141	122,848,439
Energizer Holdings Inc (c)	167,400	3,614,166
Kimberly-Clark Corp	143,821	16,027,412
Procter & Gamble Co/The	5,380,483	899,616,758
Reynolds Consumer Products Inc	157,846	3,916,159
WD-40 Co	39,060	9,304,092
		1,068,382,441
Personal Care Products - 0.2%
elf Beauty Inc (d)	52,900	4,869,445
Estee Lauder Cos Inc/The Class A	1,347,762	147,539,506
Kenvue Inc	20,713,064	396,033,784
		548,442,735
Tobacco - 0.4%
Altria Group Inc	450,341	31,091,543
Philip Morris International Inc	4,993,252	932,889,271
Turning Point Brands Inc	82,121	11,249,756
		975,230,570
TOTAL CONSUMER STAPLES		6,835,267,348
Energy - 2.6%
Energy Equipment & Services - 0.1%
Archrock Inc	50,180	1,772,859
Baker Hughes Co Class A	226,645	14,790,853
Cactus Inc Class A	436,683	23,580,882
Expro Group Holdings NV (d)	436,292	7,792,175
Flowco Holdings Inc Class A	696,537	15,713,875
Halliburton Co	32,515	1,170,540
Innovex International Inc (c)(d)	115,200	3,035,520
Kodiak Gas Services Inc	138,120	7,537,208
SLB Ltd	797,016	40,918,802
Solaris Energy Infrastructure Inc Class A	277,810	13,787,710
WaterBridge Infrastructure LLC Class A (c)	125,600	3,324,632
Weatherford International PLC	156,984	16,555,533
		149,980,589
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Corp	966,583	21,728,786
Antero Resources Corp (d)	5,223,019	192,259,329
APA Corp	714,802	21,708,537
Cheniere Energy Inc	177,824	41,918,452
Chevron Corp	1,254,513	234,292,848
Chord Energy Corp	477,017	51,694,332
Comstock Resources Inc (c)(d)	103,600	2,031,596
ConocoPhillips	4,450,181	504,917,536
Core Natural Resources Inc	308,965	25,359,847
Coterra Energy Inc	29,415	899,804
CVR Energy Inc (c)(d)	93,800	2,266,208
Devon Energy Corp	425,529	18,523,277
Diamondback Energy Inc	980,001	170,598,574
Dorian LPG Ltd	105,841	3,915,059
DT Midstream Inc	188,988	26,239,094
Energy Transfer LP	934,000	17,596,560
EOG Resources Inc	429,765	53,325,241
EQT Corp	24,110	1,480,836
Excelerate Energy Inc Class A	803,616	32,345,544
Expand Energy Corp	80,752	8,714,756
Exxon Mobil Corp	17,090,351	2,606,278,528
Gulfport Energy Corp (d)	104,420	21,788,277
Kinder Morgan Inc	5,943,421	197,737,617
Marathon Petroleum Corp	11,613	2,301,813
Murphy Oil Corp	2,832,700	93,904,005
Northern Oil & Gas Inc (c)	517,900	14,288,861
Occidental Petroleum Corp	86,124	4,571,462
ONEOK Inc	24,310	2,012,139
Ovintiv Inc	4,451,228	225,187,625
PBF Energy Inc Class A (c)	104,700	3,727,320
Permian Resources Holdings Inc/DE Class A	699,700	12,797,513
Phillips 66	325,366	50,213,735
Range Resources Corp	581,100	23,987,808
Shell PLC	697,856	29,228,215
Shell PLC ADR	9,669,284	807,481,908
Shell PLC rights (d)(g)	686,256	255,287
Sunococorp LLC	234,612	14,050,913
Talos Energy Inc (c)(d)	176,100	2,157,225
Targa Resources Corp	8,293	1,955,489
Texas Pacific Land Corp	2,237	1,172,836
Unit Corp	23,700	801,296
Uranium Energy Corp (c)(d)	87,580	1,342,601
Valero Energy Corp	340,984	69,778,966
Williams Cos Inc/The	237,762	17,765,577
		5,636,603,232
TOTAL ENERGY		5,786,583,821
Financials - 7.8%
Banks - 3.4%
ACNB Corp	43,900	2,212,560
Ameris Bancorp	51,300	3,983,958
Associated Banc-Corp	454,503	12,003,424
Axos Financial Inc (d)	1,084,861	94,187,632
Bancorp Inc/The (d)	343,729	18,042,335
Bank of America Corp (e)	31,704,769	1,579,848,639
Bar Harbor Bankshares	77,400	2,496,924
BOK Financial Corp	211,150	26,545,778
Byline Bancorp Inc	89,640	2,796,768
Camden National Corp	157,968	7,291,803
Central BanCo Inc	89,200	2,154,180
Citigroup Inc	3,497,440	385,382,914
Citizens Financial Group Inc	53,419	3,215,290
Community Financial System Inc	106,059	6,421,872
Connectone Bancorp Inc	109,910	2,915,912
CVB Financial Corp	299,040	5,750,539
East West Bancorp Inc	1,114,623	121,995,487
Eastern Bankshares Inc	4,673,769	91,418,922
Esquire Financial Holdings Inc	19,373	1,956,286
Fifth Third Bancorp	34,748	1,718,984
First Bancorp/Southern Pines NC	99,700	5,661,963
First Hawaiian Inc	155,500	3,850,180
First Interstate BancSystem Inc Class A	576,180	19,941,590
First Northwest Bancorp	79,080	733,071
FNB Corp/PA	3,034,203	51,551,109
Hancock Whitney Corp (c)	813,874	53,561,048
Hanmi Financial Corp	61,185	1,597,540
Huntington Bancshares Inc/OH	7,392,315	124,190,892
Independent Bank Corp/MI	90,380	3,140,705
JPMorgan Chase & Co (e)	2,051,289	616,002,087
KeyCorp	8,352,587	173,232,654
M&T Bank Corp	2,439,463	529,314,682
Northrim BanCorp Inc	63,749	1,497,464
Old National Bancorp/IN	7,062,497	163,143,681
Pathward Financial Inc	109,563	9,947,225
Pinnacle Financial Partners Inc	665,117	60,366,019
Plumas Bancorp	145,000	7,293,500
PNC Financial Services Group Inc/The	2,166,297	460,013,168
Preferred Bank/Los Angeles CA	33,212	2,913,357
QCR Holdings Inc	122,544	10,600,056
Regions Financial Corp (c)	33,877	942,797
Truist Financial Corp	1,758,822	86,727,513
UMB Financial Corp	474,678	55,005,687
United Bankshares Inc/WV	12,004	495,764
United Community Bank/SC	693,384	22,306,163
Univest Financial Corp	234,160	7,856,068
US Bancorp	9,482,618	518,319,900
Washington Trust Bancorp Inc	121,300	4,086,597
Webster Financial Corp	410,062	29,577,772
Wells Fargo & Co (e)	21,375,335	1,741,021,036
West BanCorp Inc	128,100	3,119,235
Western Alliance Bancorp	201,280	16,166,810
Wintrust Financial Corp	616,340	88,789,940
Zions Bancorp NA	23,563	1,349,689
		7,246,657,169
Capital Markets - 1.5%
Ameriprise Financial Inc	116,799	54,909,546
Ares Management Corp Class A (c)	502,839	56,322,996
Artisan Partners Asset Management Inc Class A (c)	203,368	8,191,663
Bank of New York Mellon Corp/The	2,517,335	299,814,599
Blackrock Inc	242,739	258,087,387
Blackstone Inc	28,529	3,234,333
Blue Owl Capital Inc Class A (c)	16,568,963	174,802,560
Carlyle Group Inc/The	787,800	40,957,722
Cboe Global Markets Inc	16,471	4,936,688
Charles Schwab Corp/The	4,307,343	410,059,054
CME Group Inc Class A	124,907	39,907,787
Cohen & Steers Inc	79,474	5,314,426
Coinbase Global Inc Class A (d)	8,815	1,550,118
Diamond Hill Investment Group Inc	7,313	1,256,885
Evercore Inc Class A	203,684	62,905,767
FactSet Research Systems Inc	1,447	313,723
Federated Hermes Inc Class B	572,794	32,082,192
Franklin Resources Inc	11,875	315,162
Goldman Sachs Group Inc/The	72,743	62,527,701
Hamilton Lane Inc Class A	116,745	12,251,220
Houlihan Lokey Inc Class A	156,895	25,694,694
Interactive Brokers Group Inc Class A	17,206	1,224,894
Intercontinental Exchange Inc	881,453	144,672,881
Invesco Ltd	338,463	8,888,038
Jefferies Financial Group Inc	401,900	17,844,360
KKR & Co Inc Class A	2,518,323	220,806,561
Lazard Inc	1,451,758	73,458,955
LPL Financial Holdings Inc	46,100	13,847,518
MarketAxess Holdings Inc	354,366	68,038,272
Moelis & Co Class A	214,061	12,706,661
Moody's Corp	211,827	101,166,457
Morgan Stanley	1,191,266	198,357,702
Morningstar Inc	75,705	13,864,614
MSCI Inc	7,103	4,061,708
Nasdaq Inc	698,827	61,203,269
Northern Trust Corp	1,870,874	267,703,361
Perella Weinberg Partners Class A (c)	360,070	6,664,896
PJT Partners Inc Class A	95,896	14,161,921
Raymond James Financial Inc	605,410	92,676,163
Ridgepost Capital Inc Class A (c)	305,350	2,464,175
Robinhood Markets Inc Class A (d)	30,380	2,304,323
S&P Global Inc	69,199	30,577,654
SEI Investments Co	426,924	34,717,460
State Street Corp	2,426,068	312,040,866
StepStone Group Inc Class A	83,670	3,609,524
Stifel Financial Corp	520,380	38,534,139
StoneX Group Inc (d)	7,168	913,919
T Rowe Price Group Inc	8,431	797,825
Victory Capital Holdings Inc Class A (c)	84,900	5,873,382
Virtu Financial Inc Class A	1,069,400	44,283,854
WisdomTree Inc (c)	1,100,900	18,836,399
		3,371,737,974
Consumer Finance - 0.2%
Ally Financial Inc	209,447	8,260,590
American Express Co	92,854	28,682,601
Capital One Financial Corp	1,618,841	316,710,053
Dave Inc Class A (d)	31,735	6,133,423
EZCORP Inc Class A (d)	914,300	24,256,379
FirstCash Holdings Inc	272,240	52,485,150
OneMain Holdings Inc	341,000	18,761,820
PROG Holdings Inc	114,112	4,017,883
SLM Corp	2,682,525	50,270,519
Synchrony Financial	13,915	961,665
		510,540,083
Financial Services - 1.5%
Affirm Holdings Inc Class A (d)	1,959,845	92,073,518
Apollo Global Management Inc	2,188,241	228,890,009
Berkshire Hathaway Inc Class A (d)	78	59,046,000
Berkshire Hathaway Inc Class B (d)(e)	1,188,923	600,346,669
Block Inc Class A (d)	56,831	3,620,135
Cantaloupe Inc (c)(d)	168,629	1,760,487
Corpay Inc (d)	545,336	177,288,734
Essent Group Ltd	236,200	14,370,408
Fidelity National Information Services Inc	391,904	19,971,428
Fiserv Inc (d)	736,426	45,871,976
Global Payments Inc	610,003	46,640,829
HA Sustainable Infrastructure Capital Inc	140,700	5,138,364
International Money Express Inc (d)	85,629	1,351,226
Jack Henry & Associates Inc	2,796	454,237
Mastercard Inc Class A (e)	1,915,768	990,854,367
NMI Holdings Inc (d)	366,500	14,407,115
PayPal Holdings Inc	659,695	30,484,506
Rocket Cos Inc Class A	133,666	2,431,385
Sezzle Inc (c)(d)	42,642	3,110,734
Sycamore Partners LLC rights (d)(f)	21,165,400	11,429,316
Toast Inc Class A (d)	2,738,337	74,783,983
Visa Inc Class A (e)	2,355,135	753,972,919
Voya Financial Inc	1,229,941	82,258,454
Walker & Dunlop Inc	38,420	1,767,704
Western Union Co/The (c)	932,096	8,976,084
WEX Inc (d)	152,967	22,821,147
		3,294,121,734
Insurance - 1.2%
AFLAC Inc	48,208	5,444,129
Allstate Corp/The	145,091	31,124,921
American Financial Group Inc/OH	1,334,539	177,466,996
American Integrity Insurance Group Inc	19,767	402,455
American International Group Inc	20,846	1,677,895
Amerisafe Inc	54,773	1,781,766
Aon PLC	8,304	2,785,743
Arch Capital Group Ltd (d)	75,735	7,584,860
Arthur J Gallagher & Co	1,098,903	250,769,665
Assurant Inc	163,550	37,549,445
Baldwin Insurance Group Inc/The Class A (c)(d)	3,392,292	78,802,943
Brown & Brown Inc	2,131,844	153,109,036
Chubb Ltd	1,561,309	532,187,786
Cincinnati Financial Corp	6,028	988,471
Erie Indemnity Co Class A (c)	74,291	20,016,967
Everest Group Ltd	1,622	544,165
Fidelity National Financial Inc	603,300	31,902,504
First American Financial Corp	559,556	39,230,471
Globe Life Inc	348,349	50,601,176
Goosehead Insurance Inc Class A (d)	73,156	3,965,055
Hartford Insurance Group Inc/The	1,334,842	187,985,799
Heritage Insurance Holdings Inc (d)	64,320	1,792,598
Hippo Holdings Inc (d)	59,944	1,723,989
Kemper Corp	74,603	2,411,169
Kinsale Capital Group Inc (c)	63,877	24,890,951
Loews Corp	115,658	12,724,693
Marsh & McLennan Cos Inc	808,906	151,055,106
Mercury General Corp	16,609	1,504,443
MetLife Inc	113,197	8,158,108
Primerica Inc	213,972	54,276,138
Principal Financial Group Inc	135,079	12,889,238
Progressive Corp/The	259,707	55,488,998
Prudential Financial Inc	97,418	9,583,983
Reinsurance Group of America Inc	904,145	195,051,201
RLI Corp	251,910	15,699,031
Selective Insurance Group Inc	378,380	31,799,055
Stewart Information Services Corp	275,500	19,557,745
Travelers Companies Inc/The	1,297,026	400,314,105
TWFG Inc Class A (d)	107,420	2,185,997
Universal Insurance Holdings Inc	73,547	2,586,648
Unum Group	716,094	51,365,423
W R Berkley Corp	11,598	831,577
Willis Towers Watson PLC	276,699	84,440,234
		2,756,252,678
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	3,346,200	77,765,688
Rithm Capital Corp	890,586	8,950,389
		86,716,077
TOTAL FINANCIALS		17,266,025,715
Health Care - 5.4%
Biotechnology - 1.3%
AbbVie Inc (e)	890,061	206,565,357
Alkermes PLC (c)(d)	106,710	3,211,971
Alnylam Pharmaceuticals Inc (d)	574,448	191,245,228
Amgen Inc	20,804	8,075,281
Annexon Inc (d)	576,024	3,225,734
Apogee Therapeutics Inc (d)	3,100	217,000
Arcellx Inc (d)	12,550	1,428,065
Arcus Biosciences Inc (d)	5,500	112,035
Avalo Therapeutics Inc (d)	105,200	1,841,000
Beam Therapeutics Inc (d)	426,898	12,149,517
Biogen Inc (d)	1,251,752	240,111,069
BioMarin Pharmaceutical Inc (d)	161,641	9,978,099
Blueprint Medicines Corp rights (d)(f)	31,550	0
Capricor Therapeutics Inc (c)(d)	190,170	5,311,448
Caris Life Sciences Inc (d)	2,243,537	45,184,835
Celldex Therapeutics Inc (d)	531,499	15,992,805
Centessa Pharmaceuticals PLC ADR (d)	800,000	21,488,000
CG oncology Inc (d)	345,830	20,334,804
Cogent Biosciences Inc (d)	1,302,628	50,607,098
Cytokinetics Inc (c)(d)	929,552	57,836,725
CytomX Therapeutics Inc (d)	453,100	2,433,147
Day One Biopharmaceuticals Inc (d)	402,390	4,265,334
Dianthus Therapeutics Inc (d)	2,600	143,494
Disc Medicine Inc (d)	1,656,623	110,364,224
Exact Sciences Corp (d)	5,400	558,252
Exelixis Inc (d)	1,107,262	48,785,964
Gilead Sciences Inc	4,562,261	679,548,776
Incyte Corp (d)	473,048	47,905,571
Insmed Inc (d)	998,186	149,059,115
Janux Therapeutics Inc (d)	202,500	2,756,025
Kiniksa Pharmaceuticals International Plc Class A (d)	536,683	23,877,027
Kymera Therapeutics Inc (c)(d)	202,900	18,534,915
Legend Biotech Corp ADR (c)(d)	1,603,880	30,473,720
Madrigal Pharmaceuticals Inc (d)	9,400	4,060,800
Mineralys Therapeutics Inc (d)	450,000	13,167,000
Moderna Inc (d)	813,433	43,575,606
Monte Rosa Therapeutics Inc (d)	117,770	2,090,418
Natera Inc (d)	66,700	13,876,268
Nurix Therapeutics Inc (d)	180,593	2,884,070
Nuvalent Inc Class A (d)	788,455	80,382,987
Olema Pharmaceuticals Inc (d)	1,000,500	24,212,100
Praxis Precision Medicines Inc (d)	98,200	33,068,850
PTC Therapeutics Inc (d)	304,379	20,755,604
Regeneron Pharmaceuticals Inc	33,791	26,413,411
Rhythm Pharmaceuticals Inc (d)	34,100	3,162,093
Scholar Rock Holding Corp (d)	83,946	3,716,289
Soleno Therapeutics Inc (c)(d)	1,958,130	76,504,139
Stoke Therapeutics Inc (d)	81,100	2,952,851
Tango Therapeutics Inc (c)(d)	229,800	2,559,972
Travere Therapeutics Inc (d)	3,467,825	103,306,507
Ultragenyx Pharmaceutical Inc (d)	274,749	6,426,379
United Therapeutics Corp (d)	130,512	65,764,997
Upstream Bio Inc (d)	164,560	1,263,821
Vaxcyte Inc (d)	2,811,087	173,556,511
Veracyte Inc (d)	735,000	26,893,650
Vericel Corp (d)	64,200	2,290,656
Vertex Pharmaceuticals Inc (d)	9,802	4,869,928
Viking Therapeutics Inc (c)(d)	318,200	10,767,888
Vir Biotechnology Inc (d)	234,590	2,132,423
Viridian Therapeutics Inc (d)	1,025,347	30,124,695
Zenas Biopharma Inc (d)	732,568	19,303,167
		2,813,704,715
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	1,265,909	147,288,512
Alcon AG (United States) (c)	692,300	60,354,714
Align Technology Inc (d)	2,578	490,078
Baxter International Inc (c)	5,777,860	117,695,008
Becton Dickinson & Co	86,198	15,212,223
Boston Scientific Corp (d)	6,973,981	535,950,440
Cooper Cos Inc/The (d)	7,681	642,669
Dexcom Inc (d)	15,068	1,106,443
Edwards Lifesciences Corp (d)	1,000,976	86,554,395
Electromed Inc (d)	20,324	481,678
GE HealthCare Technologies Inc	17,599	1,483,068
Haemonetics Corp (d)	219,718	13,912,544
Hologic Inc (d)	8,599	648,021
ICU Medical Inc (d)	30,300	4,562,574
IDEXX Laboratories Inc (d)	3,085	2,026,012
Insulet Corp (d)	597,369	147,317,169
Intuitive Surgical Inc (d)	88,695	44,658,819
iRadimed Corp	22,759	2,356,239
iRhythm Technologies Inc (d)	21,650	2,895,688
Kestra Medical Technologies Ltd (d)	450,000	10,476,000
Lantheus Holdings Inc (d)	932,730	69,870,804
LeMaitre Vascular Inc	60,101	6,501,726
LivaNova PLC (d)	135,500	9,566,300
Masimo Corp (d)	245,408	43,032,293
Medline Inc Class A	400,000	19,004,000
Medtronic PLC	403,934	39,448,194
Merit Medical Systems Inc (d)	236,820	18,277,768
Penumbra Inc (d)	93,000	32,028,270
ResMed Inc	5,639	1,445,050
Solventum Corp (d)	605,274	44,911,331
STERIS PLC	3,792	956,911
Stryker Corp	113,297	43,898,056
Tandem Diabetes Care Inc (d)	476,900	12,065,570
Teleflex Inc	127,537	15,567,166
TransMedics Group Inc (c)(d)	380,014	55,200,834
Utah Medical Products Inc	8,600	572,846
ViewRay Inc (c)(d)	788,420	0
Zimmer Biomet Holdings Inc	7,656	753,657
		1,609,213,070
Health Care Providers & Services - 1.0%
Addus HomeCare Corp (d)	86,200	8,924,286
Alignment Healthcare Inc (d)	1,060,000	20,373,200
AMN Healthcare Services Inc (d)	286,600	5,582,968
BrightSpring Health Services Inc (d)	2,011,370	83,331,059
Cardinal Health Inc	177,484	40,684,657
Cencora Inc	277,490	103,265,129
Centene Corp (d)	62,589	2,808,994
Chemed Corp	42,052	17,241,741
Cigna Group/The	1,983,747	574,929,556
CorVel Corp (d)	90,325	4,658,964
CVS Health Corp (e)	4,896,967	391,267,663
DaVita Inc (d)	1,364	213,193
Elevance Health Inc	123,838	39,628,160
Ensign Group Inc/The (c)	111,755	23,934,568
Guardant Health Inc (d)	128,000	12,019,200
Guardian Pharmacy Services Inc Class A (d)	45,799	1,534,724
HCA Healthcare Inc (c)	6,171	3,268,779
HealthEquity Inc (c)(d)	98,513	7,535,259
Henry Schein Inc (d)	392,366	32,327,035
Humana Inc	337,225	64,254,852
Labcorp Holdings Inc (c)	121,603	35,157,859
LifeStance Health Group Inc (d)	2,949,150	21,351,846
McKesson Corp	145,542	143,703,805
Molina Healthcare Inc (d)	316,286	48,723,858
National Research Corp Class A	39,270	526,611
Option Care Health Inc (d)	1,151,663	37,382,981
PACS Group Inc (d)	386,300	14,103,813
Park Dental Partners Inc	7,768	146,504
Pennant Group Inc/The (d)	342,820	11,556,462
Privia Health Group Inc (d)	1,000,000	23,750,000
Progyny Inc (d)	754,301	13,343,585
Quest Diagnostics Inc	70,398	14,918,040
Select Medical Holdings Corp	314,059	4,701,463
Surgery Partners Inc (d)	364,600	5,651,300
Tenet Healthcare Corp (d)	223,540	53,513,241
UnitedHealth Group Inc (e)	1,289,935	378,299,237
Universal Health Services Inc Class B (c)	231,500	47,712,150
		2,292,326,742
Health Care Technology - 0.0%
Doximity Inc Class A (d)	393,618	9,655,450
HealthStream Inc	68,405	1,452,238
Veeva Systems Inc Class A (d)	142,899	26,009,047
Waystar Holding Corp (d)	2,141,851	54,938,478
		92,055,213
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (d)	1,558,575	35,925,154
Agilent Technologies Inc	10,953	1,329,475
Avantor Inc (d)	836,300	7,568,515
Bio-Techne Corp	458,424	27,047,016
BioLife Solutions Inc (c)(d)	66,200	1,602,040
Bruker Corp	1,910,040	76,611,704
Charles River Laboratories International Inc (d)	22,501	4,016,203
Danaher Corp	1,876,065	395,174,332
ICON PLC (d)	454,760	49,177,746
Illumina Inc (d)	219,426	29,504,020
IQVIA Holdings Inc (d)	97,444	17,423,962
Medpace Holdings Inc (d)	69,007	31,174,602
Mettler-Toledo International Inc (d)	789	1,078,318
Repligen Corp (d)	347,900	44,785,167
Revvity Inc	4,380	430,598
Thermo Fisher Scientific Inc	1,025,655	534,479,078
Waters Corp (d)	13,966	4,460,461
West Pharmaceutical Services Inc	2,779	706,811
		1,262,495,202
Pharmaceuticals - 1.8%
Amylyx Pharmaceuticals Inc (d)	1,138,109	17,265,114
Axsome Therapeutics Inc (d)	74,260	12,170,471
Bristol-Myers Squibb Co (e)	1,095,816	68,346,044
Corcept Therapeutics Inc (d)	270,633	9,661,598
Crinetics Pharmaceuticals Inc (d)	821,810	33,776,391
Elanco Animal Health Inc (d)	9,052,486	238,985,630
Eli Lilly & Co (e)	997,049	1,048,885,578
Enliven Therapeutics Inc (c)(d)	19,595	581,775
GSK PLC	971,784	28,874,879
GSK PLC ADR (c)	7,772,127	459,565,870
Haleon PLC ADR (c)	12,699,659	140,585,225
Harmony Biosciences Holdings Inc (d)	114,560	3,269,541
Jazz Pharmaceuticals PLC (d)	118,880	22,589,578
Johnson & Johnson (e)	2,660,440	660,933,109
Merck & Co Inc (e)	6,576,818	814,341,605
Ocular Therapeutix Inc (d)	736,950	6,588,333
Pfizer Inc (e)	1,045,444	28,906,527
Pfizer Inc rights (d)(f)	208,784	1,133,697
Phibro Animal Health Corp Class A	380,135	20,751,570
Prestige Consumer Healthcare Inc (d)	142,022	9,842,125
Roche Holding AG non-voting shares	100,000	47,590,146
Royalty Pharma PLC Class A	3,582,479	165,546,355
Structure Therapeutics Inc ADR (d)	175,300	11,040,394
Viatris Inc	4,080,662	60,924,284
WaVe Life Sciences Ltd (d)	740,000	10,308,200
Zoetis Inc Class A	17,026	2,232,108
		3,924,696,147
TOTAL HEALTH CARE		11,994,491,089
Industrials - 7.4%
Aerospace & Defense - 2.2%
ATI Inc (d)	118,700	19,418,133
Axon Enterprise Inc (d)	3,049	1,653,777
Boeing Co (d)	5,920,790	1,347,157,349
Cadre Holdings Inc (c)	292,190	12,970,314
Carpenter Technology Corp	79,190	31,523,163
Curtiss-Wright Corp	90,320	63,253,806
GE Aerospace (e)	4,583,162	1,568,633,026
General Dynamics Corp	413,836	147,760,144
HEICO Corp	221,057	70,618,869
HEICO Corp Class A	352,464	84,630,131
Howmet Aerospace Inc	1,024,500	268,961,985
Huntington Ingalls Industries Inc (e)	212,747	94,570,296
Karman Holdings Inc (d)	176,390	15,541,723
Kratos Defense & Security Solutions Inc (d)	229,080	19,742,114
L3Harris Technologies Inc	7,227	2,634,531
Lockheed Martin Corp	455,813	299,961,419
Moog Inc Class A	4,302	1,451,623
Northrop Grumman Corp	226,306	163,931,540
Rocket Lab Corp	214,400	14,815,040
RTX Corp	717,225	145,324,130
Textron Inc	2,567,872	253,320,573
TransDigm Group Inc	64,576	84,128,967
V2X Inc (d)	728,450	50,809,388
VSE Corp	15,650	3,553,646
Woodward Inc	225,660	87,276,262
		4,853,641,949
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	656,864	121,684,056
Expeditors International of Washington Inc	327,678	47,523,140
FedEx Corp	808,116	312,740,892
Radiant Logistics Inc (d)	1,108,900	8,228,038
United Parcel Service Inc Class B	4,816,364	558,505,570
		1,048,681,696
Building Products - 0.4%
A O Smith Corp	1,078,858	84,150,924
AAON Inc (c)	29,600	2,995,520
Advanced Drainage Systems Inc (c)	15,196	2,603,683
Allegion plc	408,818	65,881,021
Armstrong World Industries Inc	124,830	21,658,005
AZZ Inc (c)	62,029	8,434,703
Builders FirstSource Inc (d)	121,365	12,657,156
Carrier Global Corp	30,585	1,969,674
Gibraltar Industries Inc (d)	707,893	32,194,974
Hayward Holdings Inc (d)	970,200	15,523,200
Janus International Group Inc (d)	2,581,800	17,969,328
Johnson Controls International plc	460,044	66,384,349
Lennox International Inc	1,233	702,736
Masco Corp	8,024	574,678
Modine Manufacturing Co (d)	48,780	11,085,255
Simpson Manufacturing Co Inc	120,200	23,267,114
Tecnoglass Inc	346,547	15,788,681
Trane Technologies PLC	833,936	385,545,292
Trex Co Inc (d)	195,200	8,085,184
UFP Industries Inc	44,450	4,574,350
		782,045,827
Commercial Services & Supplies - 0.2%
Brady Corp Class A	2,251,459	207,899,724
BrightView Holdings Inc (d)	224,640	3,097,786
Brink's Co/The	587,684	68,623,861
Cintas Corp	335,740	67,527,386
Clean Harbors Inc (d)	2,514	737,105
Copart Inc (d)	34,400	1,310,296
Ennis Inc	74,449	1,571,618
HNI Corp	95,279	4,283,744
Republic Services Inc	305,722	70,010,338
Rollins Inc	822,503	50,082,208
Tetra Tech Inc	268,900	9,637,376
Veralto Corp	168,463	16,413,350
Waste Management Inc	64,292	15,484,085
		516,678,877
Construction & Engineering - 0.5%
AECOM	75,386	7,386,320
Arcosa Inc (c)	41,810	4,493,739
Argan Inc	39,365	17,763,456
Bowman Consulting Group Ltd (c)(d)	205,620	6,896,495
Cardinal Infrastructure Group Inc Class A	152,663	4,918,802
Comfort Systems USA Inc	155,894	222,830,207
Construction Partners Inc Class A (d)	747,982	100,506,341
EMCOR Group Inc	205,142	148,649,996
Everus Construction Group Inc (d)	147,194	17,791,339
Granite Construction Inc	1,197,386	161,000,522
IES Holdings Inc (d)	379,922	188,194,363
Legence Corp Class A	64,000	3,715,200
Limbach Holdings Inc (c)(d)	49,555	4,530,318
MasTec Inc (d)	21,500	6,407,430
Quanta Services Inc	151,961	85,566,200
Sterling Infrastructure Inc (d)	84,760	36,288,299
Tutor Perini Corp	49,690	3,745,135
Valmont Industries Inc	81,596	37,528,448
WillScot Holdings Corp	1,857,000	40,129,770
		1,098,342,380
Electrical Equipment - 1.1%
Acuity Inc	146,704	44,244,459
Allient Inc	285,500	18,797,320
AMETEK Inc	758,808	181,522,050
Bloom Energy Corp Class A (d)	31,900	4,965,873
Eaton Corp PLC	840,653	316,018,276
Emerson Electric Co	1,022,961	154,211,371
EnerSys	52,495	8,722,044
Eos Energy Enterprises Inc (c)(d)	66,800	380,426
Forgent Power Solutions Inc Class A	2,360,318	81,171,336
GE Vernova Inc (e)	1,410,834	1,232,504,583
Generac Holdings Inc (d)	2,267	510,914
Hubbell Inc	38,513	19,704,406
Nextpower Inc Class A (d)	337,044	35,423,324
nVent Electric PLC	299,578	35,458,052
Regal Rexnord Corp	583,400	128,919,732
Rockwell Automation Inc	28,752	11,715,002
Sensata Technologies Holding PLC	165,089	6,164,423
Vertiv Holdings Co Class A	269,786	68,765,754
		2,349,199,345
Ground Transportation - 0.2%
ArcBest Corp (c)	50,013	5,134,335
CSX Corp	1,716,708	73,286,265
JB Hunt Transport Services Inc	82,848	19,337,552
Knight-Swift Transportation Holdings Inc	1,335,300	84,017,076
Landstar System Inc	100,412	16,362,135
Lyft Inc Class A (d)	1,286,934	17,811,167
Norfolk Southern Corp	39,978	12,582,676
Old Dominion Freight Line Inc	307,309	62,399,092
Proficient Auto Logistics Inc (d)	699,700	5,296,729
Saia Inc (d)	2,500	1,013,474
Uber Technologies Inc (d)	1,059,974	79,943,239
Union Pacific Corp	153,216	40,599,176
Universal Logistics Holdings Inc	431,080	7,168,860
Werner Enterprises Inc	1,010,500	35,458,445
XPO Inc (d)	252,836	53,214,393
		513,624,614
Industrial Conglomerates - 0.0%
3M Co	149,120	24,652,518
Honeywell International Inc	319,031	77,712,762
		102,365,280
Machinery - 1.4%
Allison Transmission Holdings Inc	1,329,100	166,536,230
Atmus Filtration Technologies Inc	346,963	22,389,522
Blue Bird Corp (c)(d)	22,080	1,286,602
Caterpillar Inc	347,181	257,896,462
Crane Co	180,290	36,153,554
Cummins Inc	652,461	380,952,404
Deere & Co	280,551	176,665,770
Donaldson Co Inc	539,559	50,049,493
Dover Corp	677,599	152,798,575
Energy Recovery Inc (d)	66,800	696,723
Enpro Inc	108,470	28,055,766
Esab Corp	426,488	53,809,991
ESCO Technologies Inc	4,710	1,306,036
Federal Signal Corp	174,422	20,307,953
Flowserve Corp	436,376	38,628,004
Fortive Corp (c)	107,415	6,358,968
Franklin Electric Co Inc	39,259	3,910,982
Gates Industrial Corp PLC (c)(d)	1,543,927	42,566,067
Graco Inc	478,152	44,908,036
Hillman Solutions Corp (d)	1,671,960	13,710,072
IDEX Corp	32,062	6,716,027
Illinois Tool Works Inc	10,199	2,964,135
Ingersoll Rand Inc	592,091	55,739,447
ITT Inc	276,867	56,040,649
JBT Marel Corp	153,983	23,713,382
Kadant Inc	19,987	6,778,991
Lincoln Electric Holdings Inc	159,253	45,713,574
Miller Industries Inc/TN	215,200	9,044,856
Mueller Industries Inc	392,926	46,349,551
Mueller Water Products Inc Class A1	699,775	20,944,266
Nordson Corp	98,140	28,798,202
Otis Worldwide Corp	789,830	73,106,665
PACCAR Inc	929,391	117,186,911
Parker-Hannifin Corp	399,236	402,900,986
Pentair PLC	1,221,522	121,162,767
RBC Bearings Inc (d)	30,334	17,469,957
Snap-on Inc	2,009	773,907
SPX Technologies Inc (d)	4,376	993,089
Stanley Black & Decker Inc	71,116	6,150,823
Terex Corp	1,033,967	71,126,590
Timken Co/The	271,600	29,436,008
Toro Co/The	170,487	16,854,345
Wabash National Corp	268,900	2,729,335
Watts Water Technologies Inc Class A	79,971	26,289,667
Westinghouse Air Brake Technologies Corp	1,565,978	413,339,893
Xylem Inc/NY	39,633	5,134,851
		3,106,446,084
Marine Transportation - 0.0%
Kirby Corp (d)	266,600	34,604,679
Passenger Airlines - 0.1%
Alaska Air Group Inc (d)	54,000	2,786,400
Delta Air Lines Inc	1,490,437	97,921,711
SkyWest Inc (d)	145,584	15,152,383
Southwest Airlines Co	54,795	2,699,202
United Airlines Holdings Inc (d)	12,507	1,329,493
		119,889,189
Professional Services - 0.5%
Automatic Data Processing Inc	15,625	3,349,375
Booz Allen Hamilton Holding Corp Class A	115,912	9,137,343
Broadridge Financial Solutions Inc	4,510	838,274
CACI International Inc (d)	30,900	18,854,253
Cbiz Inc (c)(d)	1,388,271	39,760,081
Concentrix Corp (c)	251,400	8,245,920
CRA International Inc	34,446	5,947,446
CSG Systems International Inc	79,100	6,320,090
Equifax Inc (c)	221,829	46,353,388
ExlService Holdings Inc (d)	3,196,481	99,890,031
Exponent Inc	145,734	10,606,521
Franklin Covey Co (c)(d)	30,278	394,220
Genpact Ltd	3,190,674	126,733,571
ICF International Inc	59,475	4,944,157
Jacobs Solutions Inc	28,076	3,870,557
KBR Inc	2,987,720	126,171,416
Kforce Inc	47,947	1,295,528
Leidos Holdings Inc	358,340	62,745,334
Maximus Inc	1,792,586	135,537,427
Paychex Inc	12,514	1,171,936
Paycom Software Inc	146,376	18,418,492
Paylocity Holding Corp (d)	128,941	13,730,927
Robert Half Inc (c)	288,544	7,046,244
Science Applications International Corp	130,437	12,034,118
SS&C Technologies Holdings Inc	2,199,671	165,613,230
TransUnion (c)	2,516,796	197,694,326
UL Solutions Inc Class A	181,090	15,206,127
Verisk Analytics Inc	5,384	1,117,557
		1,143,027,889
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies Inc	7,049	1,991,906
Core & Main Inc Class A (d)	942,900	51,067,464
DXP Enterprises Inc/TX (d)	307,735	42,612,065
Fastenal Co	781,353	35,973,492
Ferguson Enterprises Inc	303,406	79,116,149
FTAI Aviation Ltd	103,500	31,650,300
Global Industrial Co	486,744	16,052,817
Herc Holdings Inc (c)	847,735	118,504,876
MSC Industrial Direct Co Inc Class A	237,240	22,262,602
Rush Enterprises Inc Class A	1,287,563	91,378,346
SiteOne Landscape Supply Inc (d)	13,710	1,959,022
United Rentals Inc	35,758	30,036,720
Watsco Inc (c)	94,800	39,562,884
Wesco International Inc	125,095	36,215,003
WW Grainger Inc	1,690	1,934,594
Xometry Inc Class A (c)(d)	41,480	1,701,301
		602,019,541
TOTAL INDUSTRIALS		16,270,567,350
Information Technology - 12.3%
Communications Equipment - 0.7%
Arista Networks Inc (d)	3,304,531	441,154,889
Calix Inc (d)	32,672	1,691,429
Ciena Corp (d)	110,093	38,389,429
Cisco Systems Inc	8,223,934	653,473,797
Extreme Networks Inc (d)	860,097	12,024,156
F5 Inc (d)	2,229	604,861
Lumentum Holdings Inc (c)(d)	210,200	147,331,282
Motorola Solutions Inc	472,932	228,076,186
		1,522,746,029
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	29,150	9,781,866
Amphenol Corp Class A	2,104,759	307,421,100
Avnet Inc	113,652	7,482,848
Badger Meter Inc (c)	85,041	12,962,800
Bel Fuse Inc Class A	8,700	1,843,965
Bel Fuse Inc Class B	39,930	9,172,320
Belden Inc	310,942	44,557,989
CDW Corp/DE	107,530	13,187,479
Climb Global Solutions Inc (c)	11,768	1,114,194
Cognex Corp	484,517	26,357,725
Coherent Corp (d)	1,461,946	378,541,678
Corning Inc	1,623,955	244,210,353
Crane NXT Co (c)	624,487	30,156,477
ePlus Inc	77,690	6,266,475
Insight Enterprises Inc (d)	524,689	43,843,013
Itron Inc (d)	123,922	11,642,472
Jabil Inc	132,427	35,091,831
Keysight Technologies Inc (d)	129,957	39,939,685
Littelfuse Inc	2,290	807,132
Mirion Technologies Inc Class A (d)	384,300	8,304,723
Napco Security Technologies Inc	102,893	4,795,843
OSI Systems Inc (c)(d)	44,700	12,748,440
PC Connection Inc	32,961	2,008,973
Sanmina Corp (d)	839,636	130,361,885
TD SYNNEX Corp	457,393	71,723,796
Teledyne Technologies Inc (d)	1,814	1,235,515
TTM Technologies Inc (d)	332,100	34,618,104
Vontier Corp	916,040	37,484,357
Zebra Technologies Corp Class A (d)	131,332	29,413,115
		1,557,076,153
IT Services - 0.3%
Accenture PLC Class A	693,240	144,693,053
Akamai Technologies Inc (d)	5,558	546,851
Amdocs Ltd	677,392	47,281,962
ASGN Inc (d)	126,399	5,422,517
Cognizant Technology Solutions Corp Class A	18,646	1,201,362
DXC Technology Co (d)	130,815	1,646,961
EPAM Systems Inc (d)	2,134	300,893
Gartner Inc (d)	21,785	3,424,602
GoDaddy Inc Class A (d)	656,428	57,214,264
IBM Corporation	761,810	182,994,380
Kyndryl Holdings Inc (d)	1,227,700	15,137,541
Okta Inc Class A (d)	171,815	12,456,588
Snowflake Inc (d)	458,795	77,265,666
Twilio Inc Class A (d)	1,294,160	156,541,594
VeriSign Inc	3,223	734,651
		706,862,885
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices Inc (d)	199,372	39,916,268
Analog Devices Inc	125,259	44,565,900
Applied Materials Inc	323,962	120,611,053
ARM Holdings PLC ADR (d)	94,100	11,993,045
Axcelis Technologies Inc (d)	99,699	8,236,134
Broadcom Inc (e)	5,234,213	1,672,592,764
Cirrus Logic Inc (d)	269,734	38,064,862
Credo Technology Group Holding Ltd (d)	134,500	15,100,315
Diodes Inc (d)	807,494	55,095,316
First Solar Inc (c)(d)	491,267	96,877,852
GlobalFoundries Inc (c)(d)	2,367,678	112,583,089
Intel Corp (d)	3,687,082	168,167,810
KLA Corp	198,528	302,665,862
Lam Research Corp	1,774,592	415,059,323
Lattice Semiconductor Corp (d)	386,684	36,974,724
MACOM Technology Solutions Holdings Inc (c)(d)	509,081	126,313,178
Marvell Technology Inc	4,354,009	355,678,995
Microchip Technology Inc	20,879	1,558,409
Micron Technology Inc (e)	2,830,388	1,167,167,100
MKS Inc	167,462	40,937,761
Monolithic Power Systems Inc	94,204	107,650,679
NVE Corp	13,959	960,938
NVIDIA Corp (e)	35,942,718	6,368,690,202
ON Semiconductor Corp (d)	731,275	48,615,162
Onto Innovation Inc (d)	163,455	35,288,300
Penguin Solutions Inc (c)(d)	675,060	14,027,747
Photronics Inc (d)	173,587	6,497,361
Power Integrations Inc	147,361	7,061,539
Qnity Electronics Inc	8,091	1,025,615
Qorvo Inc (d)	213,270	17,680,083
QUALCOMM Inc	828,283	117,914,368
Rambus Inc (d)	226,700	22,592,922
Rigetti Computing Inc Class A (c)(d)	79,900	1,391,858
SiTime Corp (c)(d)	127,500	50,729,700
Skyworks Solutions Inc (c)	105,768	6,301,657
Teradyne Inc	82,723	26,473,842
Texas Instruments Inc	35,104	7,445,909
Universal Display Corp	127,571	13,610,550
Veeco Instruments Inc (d)	696,997	21,300,228
		11,705,418,420
Software - 2.8%
ACI Worldwide Inc (d)	652,884	25,906,437
Adobe Inc (d)	378,756	99,389,362
Agilysys Inc (d)	42,760	3,085,989
Alarm.com Holdings Inc (d)	173,969	8,324,417
AppLovin Corp Class A (d)	290,441	126,275,034
Atlassian Corp Class A (d)	4,329	325,238
Autodesk Inc (d)	574,882	141,346,237
Bitdeer Technologies Group Class A (c)(d)	195,800	1,507,660
Cadence Design Systems Inc (d)	331,816	100,009,342
Clear Secure Inc Class A	250,344	12,176,732
Crowdstrike Holdings Inc Class A (d)	9,695	3,606,346
Datadog Inc Class A (d)	1,419,515	158,928,899
Docusign Inc (d)	21,063	949,309
Dolby Laboratories Inc Class A	176,562	11,753,732
Elastic NV (d)	900,276	46,877,371
Fair Isaac Corp (d)	53,922	75,995,510
Fortinet Inc (d)	249,875	19,747,621
Gen Digital Inc (c)	10,479,296	236,517,711
Guidewire Software Inc (d)	84,900	12,337,668
InterDigital Inc (c)	74,458	27,291,091
Intuit Inc	89,271	36,514,517
Klaviyo Inc Class A (c)(d)	3,230,146	56,236,842
Manhattan Associates Inc (d)	174,498	23,632,264
Microsoft Corp	10,209,392	4,009,636,615
nCino Inc (d)	104,800	1,691,472
Nutanix Inc Class A (d)	107,753	4,124,785
Oracle Corp	170,081	24,729,777
Palantir Technologies Inc Class A (d)	978,058	134,179,777
Palo Alto Networks Inc (d)	854,634	127,272,095
PAR Technology Corp (c)(d)	93,060	1,525,253
Pegasystems Inc	266,594	11,658,156
Pivotal Software Inc rights (d)(f)	1,294,700	13
PTC Inc (d)	4,628	724,699
Qualys Inc (d)	104,164	9,632,045
Riot Platforms Inc (d)	629,200	10,249,668
Roper Technologies Inc	4,158	1,454,177
Rubrik Inc Class A (d)	356,800	18,539,328
Salesforce Inc	1,141,715	222,394,665
Samsara Inc Class A (d)	1,375,542	39,753,164
Servicenow Inc (d)	40,079	4,328,933
Strategy Inc Class A (d)	29,081	3,765,990
Synopsys Inc (d)	603,031	249,654,835
Tenable Holdings Inc (d)	380,971	7,326,072
Teradata Corp (d)	758,039	23,870,648
Terawulf Inc (c)(d)	243,900	3,956,058
Trimble Inc (d)	9,192	614,669
Tyler Technologies Inc (d)	1,662	589,495
Unity Software Inc (d)	121,176	2,209,038
Varonis Systems Inc (d)	113,580	2,623,698
Weave Communications Inc (d)	168,806	850,782
Workday Inc Class A (d)	8,384	1,121,444
Workiva Inc Class A (d)	123,990	7,635,304
Zoom Communications Inc Class A (d)	253,812	18,766,859
		6,173,614,843
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc (e)	17,286,922	4,566,859,055
Dell Technologies Inc Class C	172,397	25,528,548
GPGI Inc Class A	3,874,500	86,982,525
Hewlett Packard Enterprise Co	316,827	6,802,276
HP Inc (c)	36,111	685,748
IonQ Inc (c)(d)	40,500	1,553,985
NetApp Inc	166,448	16,483,345
Pure Storage Inc Class A (d)	896,004	57,541,377
Sandisk Corp/DE (d)	220,504	140,099,421
Seagate Technology Holdings PLC	402,717	164,244,101
Super Micro Computer Inc (c)(d)	19,373	627,491
Western Digital Corp	1,250,751	349,835,055
		5,417,242,927
TOTAL INFORMATION TECHNOLOGY		27,082,961,257
Materials - 1.5%
Chemicals - 0.6%
Air Products and Chemicals Inc	212,598	58,606,891
Albemarle Corp	20,227	3,613,958
Axalta Coating Systems Ltd (d)	638,260	21,324,267
Balchem Corp	300,652	54,547,292
Cabot Corp	313,200	23,847,048
CF Industries Holdings Inc	570,626	56,800,112
Chemours Co/The (c)	756,400	13,796,736
Corteva Inc	2,030,253	162,663,870
Dow Inc	866,660	26,632,462
DuPont de Nemours Inc	321,360	16,080,854
Ecolab Inc	288,609	88,992,585
Ecovyst Inc (d)	262,500	2,958,375
Element Solutions Inc	1,792,059	62,883,350
FMC Corp	92,338	1,361,062
HB Fuller Co	98,700	6,486,564
International Flavors & Fragrances Inc	9,894	813,584
Linde PLC	395,294	200,840,976
LyondellBasell Industries NV Class A1 (c)	1,027,348	59,093,057
Minerals Technologies Inc	639,876	45,188,043
Mosaic Co/The	6,395,863	178,060,826
NewMarket Corp	22,508	14,090,233
Olin Corp	378,400	9,600,008
Perimeter Solutions Inc (c)(d)	713,205	16,746,053
PPG Industries Inc	8,669	1,068,628
RPM International Inc	93,531	10,673,758
Sherwin-Williams Co/The	92,407	33,505,854
Solstice Advanced Materials Inc	539,100	42,324,741
Westlake Corp (c)	27,300	2,876,874
		1,215,478,061
Construction Materials - 0.3%
CRH PLC	2,113,151	253,535,857
Eagle Materials Inc	351,832	78,740,002
James Hardie Industries PLC (d)	2,630,317	64,048,219
Martin Marietta Materials Inc	163,018	110,293,088
RHI Magnesita NV	181,180	8,167,394
United States Lime & Minerals Inc	30,493	3,481,080
Vulcan Materials Co	407,369	126,284,390
		644,550,030
Containers & Packaging - 0.2%
Amcor PLC (c)	170,969	8,280,029
AptarGroup Inc	193,363	27,788,197
Avery Dennison Corp	50,786	9,971,831
Ball Corp	85,196	5,719,207
Crown Holdings Inc	1,037,700	118,920,421
Graphic Packaging Holding CO	1,325,200	16,207,196
International Paper Co	20,400	888,420
Packaging Corp of America	143,153	33,231,537
Sealed Air Corp	71,014	2,974,066
Silgan Holdings Inc (c)	1,380,400	66,328,220
Smurfit Westrock PLC (c)	1,845,201	86,742,899
		377,052,023
Metals & Mining - 0.4%
Alcoa Corp	260,800	16,190,464
Century Aluminum Co (d)	50,600	2,608,936
Cleveland-Cliffs Inc (d)	543,300	5,791,578
Coeur Mining Inc (d)	1,461,700	39,685,155
Commercial Metals Co (c)	678,522	49,735,663
Constellium SE (d)	322,310	8,022,296
Freeport-McMoRan Inc	1,187,139	80,820,423
Hecla Mining Co	333,600	8,309,976
Newmont Corp	3,602,644	468,343,721
Nucor Corp	455,281	80,530,103
Reliance Inc	15,360	4,848,230
Royal Gold Inc	236,274	70,832,582
Steel Dynamics Inc	670,186	129,433,022
Warrior Met Coal Inc	246,590	20,526,152
Worthington Steel Inc (c)	14,140	587,658
		986,265,959
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	51,390	4,354,789
TOTAL MATERIALS		3,227,700,862
Real Estate - 1.1%
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	6,009	324,726
CareTrust REIT Inc	668,340	27,147,971
Healthpeak Properties Inc	26,849	474,690
Sabra Health Care REIT Inc	241,800	4,968,990
Ventas Inc	2,527,875	217,801,710
Welltower Inc	283,148	58,645,614
		309,363,701
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	24,708	484,030
Ryman Hospitality Properties Inc	109,400	10,803,250
		11,287,280
Industrial REITs - 0.1%
First Industrial Realty Trust Inc	80,454	5,079,865
Prologis Inc	611,147	87,131,228
STAG Industrial Inc Class A	547,483	21,472,283
Terreno Realty Corp	1,902,627	125,687,540
		239,370,916
Office REITs - 0.0%
BXP Inc	5,694	327,861
Douglas Emmett Inc	618,970	6,121,613
Kilroy Realty Corp	91,750	2,735,985
Postal Realty Trust Inc Class A	107,960	2,238,011
		11,423,470
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	88,725	13,101,134
Compass Inc Class A (d)	14,397,266	140,373,344
CoStar Group Inc (d)	313,074	13,972,493
Cushman & Wakefield Ltd	330,677	4,434,379
Jones Lang LaSalle Inc (d)	215,987	68,154,698
Landbridge Co LLC Class A (c)	26,630	1,983,935
Newmark Group Inc Class A	69,589	1,010,431
Zillow Group Inc Class A (d)	9,470	424,256
Zillow Group Inc Class C (d)	50,436	2,250,454
		245,705,124
Residential REITs - 0.1%
American Homes 4 Rent Class A	345,723	10,371,690
AvalonBay Communities Inc	31,064	5,505,473
Camden Property Trust	1,560,210	169,033,151
Equity LifeStyle Properties Inc	242,132	16,261,585
Equity Residential	13,376	845,497
Essex Property Trust Inc	2,488	634,714
Invitation Homes Inc	570,413	15,024,678
Mid-America Apartment Communities Inc	4,523	605,449
Sun Communities Inc	166,244	22,685,656
UDR Inc	11,619	435,713
		241,403,606
Retail REITs - 0.2%
Acadia Realty Trust	5,168,955	108,134,539
Brixmor Property Group Inc	215,694	6,529,057
Curbline Properties Corp	136,994	3,809,803
Federal Realty Investment Trust	247,133	26,880,656
Kimco Realty Corp	26,163	616,138
Macerich Co/The	1,283,414	26,271,485
NNN REIT Inc (c)	3,069,130	139,092,972
Phillips Edison & Co Inc	149,764	5,882,730
Realty Income Corp	35,539	2,381,112
Regency Centers Corp	96,531	7,625,949
Simon Property Group Inc	180,410	36,776,579
Tanger Inc	1,171,660	43,421,720
Urban Edge Properties	389,040	8,267,100
		415,689,840
Specialized REITs - 0.5%
American Tower Corp	1,334,251	255,989,397
Crown Castle Inc	16,824	1,506,421
CubeSmart	262,600	10,803,364
Digital Realty Trust Inc	78,352	13,883,974
Equinix Inc	270,001	263,051,174
Extra Space Storage Inc	893,389	134,928,541
Four Corners Property Trust Inc	366,600	9,355,632
Gaming and Leisure Properties Inc	23,175	1,133,489
Iron Mountain Inc	296,820	32,154,511
Lamar Advertising Co Class A	497,121	68,473,447
Outfront Media Inc	1,517,789	43,727,501
Public Storage	6,101	1,873,373
SBA Communications Corp Class A	4,116	827,975
VICI Properties Inc	1,585,430	47,895,840
Weyerhaeuser Co	27,850	683,160
		886,287,799
TOTAL REAL ESTATE		2,360,531,736
Utilities - 1.2%
Electric Utilities - 1.0%
Alliant Energy Corp	218,731	15,823,001
American Electric Power Co Inc	273,805	36,640,585
Constellation Energy Corp	534,979	176,478,873
Duke Energy Corp	640,292	83,782,208
Edison International	310,846	23,232,630
Entergy Corp	554,883	59,433,518
Evergy Inc	2,178,754	182,274,560
Eversource Energy	1,449,795	110,488,877
Exelon Corp	1,459,071	72,180,242
FirstEnergy Corp	20,086	1,027,600
IDACORP Inc	93,530	13,465,514
NextEra Energy Inc	4,976,926	466,686,351
NRG Energy Inc	1,616,422	289,274,881
OGE Energy Corp	218,200	10,722,348
Oklo Inc Class A (c)(d)	20,300	1,277,885
PG&E Corp	12,372,601	235,079,419
Pinnacle West Capital Corp	4,624	463,787
Portland General Electric Co	29,753	1,605,472
PPL Corp	1,600,437	62,385,034
Southern Co/The	1,908,114	185,812,141
TXNM Energy Inc	44,190	2,608,094
Xcel Energy Inc	489,253	40,784,130
		2,071,527,150
Gas Utilities - 0.0%
Atmos Energy Corp	6,202	1,158,471
MDU Resources Group Inc	71,992	1,488,795
National Fuel Gas Co	249,700	22,730,191
New Jersey Resources Corp	64,975	3,524,244
Southwest Gas Holdings Inc	55,469	4,890,702
UGI Corp	1,530,702	57,263,562
		91,055,965
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	264,312	4,567,311
Clearway Energy Inc Class A (c)	29,800	1,073,396
Clearway Energy Inc Class C (c)	234,552	8,985,687
Talen Energy Corp (d)	28,500	10,572,645
Vistra Corp	361,460	62,854,280
		88,053,319
Multi-Utilities - 0.2%
Ameren Corp	432,746	49,021,467
CenterPoint Energy Inc	808,139	35,154,047
CMS Energy Corp	151,321	11,813,630
Consolidated Edison Inc	131,471	14,793,117
Dominion Energy Inc	32,990	2,082,989
DTE Energy Co	76,322	11,313,973
NiSource Inc	976,813	46,203,255
Public Service Enterprise Group Inc	19,284	1,659,774
Sempra	3,005,694	289,358,161
WEC Energy Group Inc	12,567	1,469,836
		462,870,249
Water Utilities - 0.0%
American Water Works Co Inc	7,538	1,025,394
Essential Utilities Inc	79,800	3,189,606
		4,215,000
TOTAL UTILITIES		2,717,721,683
TOTAL UNITED STATES		114,872,368,927
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	5,039,501	150,883,927
TOTAL COMMON STOCKS (Cost $87,879,600,335)		120,856,220,769

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A (Cost $17,264,887)	68,500	21,572,705

Domestic Equity Funds - 43.3%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (b)	28,895,829	7,525,051,782
Fidelity Advisor Magellan Fund - Class Z (b)	596,537,861	8,757,175,794
Fidelity Advisor Small Cap Growth Fund - Class Z (b)	51,150,984	1,902,305,080
Fidelity Extended Market Index Fund (b)	42,069,927	4,382,845,031
Fidelity Growth Company Fund (b)	449,715,431	21,824,689,867
Fidelity SAI Inflation-Focused Fund (b)	15	1,505
Fidelity SAI Small-Mid Cap Momentum Index Fund (b)	524,703,098	2,665,491,740
Fidelity SAI U.S. Large Cap Index Fund (b)	107,885,418	2,958,218,149
Fidelity SAI U.S. Low Volatility Index Fund (b)	483,902,676	11,473,332,447
Fidelity SAI U.S. Momentum Index Fund (b)	231,041,749	4,484,520,348
Fidelity SAI U.S. Quality Index Fund (b)	960,776,515	22,559,032,581
Fidelity SAI U.S. Value Index Fund (b)	485,968,604	6,827,858,892
iShares Russell 2000 ETF (c)	730,000	190,829,300
iShares Russell 3000 ETF	475,000	185,563,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $73,549,692,287)		95,736,916,016

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $3,603,711)	3,630,000	3,622,740

Non-Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 3.875% 10/27/2027 (i)	4,700,000	4,689,969
Glencore Funding LLC 4.907% 4/1/2028 (i)	1,201,000	1,222,953
Glencore Funding LLC 5.338% 4/4/2027 (i)	3,800,000	3,854,882
Glencore Funding LLC 5.4% 5/8/2028 (i)	3,900,000	4,009,230

TOTAL AUSTRALIA		13,777,034
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	2,000,000	1,984,616
Rogers Communications Inc 3.2% 3/15/2027	3,000,000	2,978,034
TOTAL COMMUNICATION SERVICES		4,962,650
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (i)	4,208,000	4,231,672
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 3.85% 6/1/2027	6,000,000	5,999,212
Canadian Natural Resources Ltd 5% 12/15/2029	1,427,000	1,472,729
Enbridge Inc 4.2% 11/20/2028	2,923,000	2,940,958
Enbridge Inc 4.6% 6/20/2028	6,308,000	6,392,753
Enbridge Inc 5.25% 4/5/2027	1,675,000	1,697,366
Enbridge Inc 5.3% 4/5/2029	1,400,000	1,451,054
Enbridge Inc 5.9% 11/15/2026	3,288,000	3,327,888
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	921,000	930,948
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,700,000	4,727,265
TOTAL ENERGY		28,940,173
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.567% 9/10/2027 (j)	4,382,000	4,397,309
Bank of Nova Scotia/The 1.3% 9/15/2026	1,960,000	1,933,149
Bank of Nova Scotia/The 4.247% 2/2/2030 (j)	5,350,000	5,376,399
Bank of Nova Scotia/The 4.404% 9/8/2028 (j)	4,920,000	4,952,019
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (j)(k)	6,030,000	6,038,848
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (j)	6,250,000	6,362,862
Royal Bank of Canada 5.069% 7/23/2027 (j)	4,600,000	4,620,216
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (j)(k)	6,300,000	6,308,957
Toronto Dominion Bank 1.2% 6/3/2026	1,000,000	992,934
Toronto Dominion Bank 5.264% 12/11/2026	2,075,000	2,098,021
Toronto Dominion Bank 5.532% 7/17/2026	3,000,000	3,017,750
TOTAL FINANCIALS		46,098,464
TOTAL CANADA		84,232,959
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA 4% 10/25/2026	3,600,000	3,594,179
DENMARK - 0.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 1.549% 9/10/2027 (i)(j)	2,000,000	1,976,146
Danske Bank A/S 4.298% 4/1/2028 (i)(j)	4,600,000	4,617,007
Danske Bank A/S 5.427% 3/1/2028 (i)(j)	3,000,000	3,044,313

TOTAL DENMARK		9,637,466
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4% 1/13/2029 (i)	2,429,000	2,436,554
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (i)	1,900,000	1,919,879
BNP Paribas SA 1.675% 6/30/2027 (i)(j)	4,300,000	4,266,899
BNP Paribas SA 4.792% 5/9/2029 (i)(j)	4,700,000	4,759,640
BPCE SA 5.203% 1/18/2027 (i)	1,500,000	1,517,880
BPCE SA 6.612% 10/19/2027 (i)(j)	3,640,000	3,698,291
Credit Agricole SA 5.134% 3/11/2027 (i)	3,500,000	3,547,724
Societe Generale SA 5.249% 5/22/2029 (i)(j)	5,280,000	5,394,999
Societe Generale SA 5.5% 4/13/2029 (i)(j)	1,262,000	1,294,970
TOTAL FINANCIALS		26,400,282
TOTAL FRANCE		28,836,836
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (i)	4,500,000	4,555,816
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (i)	1,900,000	1,915,107
Volkswagen Group of America Finance LLC 3.2% 9/26/2026 (i)	3,000,000	2,985,914
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (i)	3,550,000	3,580,622
Volkswagen Group of America Finance LLC 6% 11/16/2026 (i)	3,900,000	3,951,657
TOTAL CONSUMER DISCRETIONARY		16,989,116
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (j)	6,000,000	5,924,798
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (j)	6,000,000	6,088,890
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (j)	5,860,000	6,128,750
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (j)	720,000	728,141
TOTAL FINANCIALS		18,870,579
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (i)	3,789,000	3,802,582
Industrials - 0.0%
Machinery - 0.0%
Daimler Truck Finance North America LLC 2% 12/14/2026 (i)	2,920,000	2,878,698
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (i)	1,660,000	1,688,386
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (i)	1,185,000	1,205,414
TOTAL INDUSTRIALS		5,772,498
TOTAL GERMANY		45,434,775
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (i)(j)	3,700,000	3,656,029
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	3,669,000	3,670,919
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	2,420,000	2,426,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,000,000	2,033,928
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,998,000	2,048,281
		10,179,514
TOTAL FINANCIALS		13,835,543
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (i)	3,800,000	3,765,205
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (i)	2,048,000	2,042,541
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (i)	3,094,000	3,135,092
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (i)	2,637,000	2,743,365
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	571,000	595,121
TOTAL INDUSTRIALS		12,281,324
TOTAL IRELAND		26,116,867
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 1.625% 7/12/2026 (i)(l)	3,000,000	2,972,341
Enel Finance International NV 3.5% 4/6/2028 (i)	6,300,000	6,236,746
Enel Finance International NV 5.125% 6/26/2029 (i)	4,400,000	4,533,020

TOTAL ITALY		13,742,107
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.372% 7/27/2027 (i)	2,000,000	2,012,756
NTT Finance Corp 4.567% 7/16/2027 (i)	263,000	265,385
NTT Finance Corp 4.62% 7/16/2028 (i)	266,000	270,019
NTT Finance Corp 5.104% 7/2/2027 (i)	3,000,000	3,048,486
TOTAL COMMUNICATION SERVICES		5,596,646
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (i)	2,296,000	2,342,722
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (j)	3,620,000	3,586,641
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (j)	6,000,000	6,010,590
Mizuho Financial Group Inc 1.234% 5/22/2027 (j)	2,960,000	2,942,431
Mizuho Financial Group Inc 1.554% 7/9/2027 (j)	3,000,000	2,975,300
Mizuho Financial Group Inc 2.839% 9/13/2026	3,000,000	2,983,873
Mizuho Financial Group Inc 3.477% 4/12/2026 (i)	2,000,000	1,998,419
Mizuho Financial Group Inc 5.414% 9/13/2028 (j)	2,000,000	2,046,376
Mizuho Financial Group Inc 5.667% 5/27/2029 (j)	4,080,000	4,227,540
TOTAL FINANCIALS		26,771,170
TOTAL JAPAN		34,710,538
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 6.339% 9/18/2027 (i)(j)	4,000,000	4,050,015
Cooperatieve Rabobank UA 3.649% 4/6/2028 (i)(j)	5,800,000	5,782,731
ING Groep NV 4.017% 3/28/2028 (j)	3,800,000	3,802,770
ING Groep NV 4.858% 3/25/2029 (j)	3,679,000	3,742,938
ING Groep NV 6.083% 9/11/2027 (j)	3,000,000	3,032,478
TOTAL FINANCIALS		20,410,932
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,760,000	2,757,868
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	4,314,000	4,342,868
TOTAL INFORMATION TECHNOLOGY		7,100,736
TOTAL NETHERLANDS		27,511,668
NORWAY - 0.0%
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (i)(j)	5,660,000	5,627,216
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (j)	3,800,000	3,867,417
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 1.494% 8/10/2027 (i)(j)	6,100,000	6,031,710
UBS Group AG 4.125% 4/15/2026 (i)	3,000,000	3,000,715
UBS Group AG 4.703% 8/5/2027 (i)(j)	2,730,000	2,737,177

TOTAL SWITZERLAND		11,769,602
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT Capital Corp 3.215% 9/6/2026	5,510,000	5,489,827
BAT Capital Corp 3.557% 8/15/2027	4,000,000	3,979,518
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,013,560
BAT International Finance PLC 1.668% 3/25/2026	2,000,000	1,996,914
Imperial Brands Finance PLC 3.5% 7/26/2026 (i)	1,000,000	996,782
Imperial Brands Finance PLC 4.5% 6/30/2028 (i)	4,883,000	4,934,033
Imperial Brands Finance PLC 6.125% 7/27/2027 (i)	2,000,000	2,054,740
TOTAL CONSUMER STAPLES		21,465,374
Financials - 0.1%
Banks - 0.1%
Barclays PLC 2.279% 11/24/2027 (j)	4,200,000	4,143,636
Barclays PLC 4.219% 5/24/2030 (j)	1,684,000	1,684,367
Barclays PLC 5.501% 8/9/2028 (j)	2,000,000	2,039,111
Barclays PLC 5.674% 3/12/2028 (j)	3,300,000	3,352,191
Barclays PLC 5.829% 5/9/2027 (j)	2,670,000	2,678,600
Barclays PLC 6.496% 9/13/2027 (j)	2,800,000	2,835,769
HSBC Holdings PLC 4.899% 3/3/2029 (j)	6,968,000	7,081,699
HSBC Holdings PLC 5.597% 5/17/2028 (j)	3,400,000	3,462,187
HSBC Holdings PLC 5.887% 8/14/2027 (j)	4,660,000	4,699,624
Lloyds Banking Group PLC 1.627% 5/11/2027 (j)	5,038,000	5,013,949
Lloyds Banking Group PLC 5.462% 1/5/2028 (j)	2,200,000	2,227,112
Lloyds Banking Group PLC 5.871% 3/6/2029 (j)	5,960,000	6,177,661
Lloyds Banking Group PLC 5.985% 8/7/2027 (j)	3,305,000	3,333,044
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.76% 6/13/2029 (j)(k)	5,250,000	5,285,595
NatWest Group PLC 1.642% 6/14/2027 (j)	3,000,000	2,979,782
NatWest Group PLC 3.073% 5/22/2028 (j)	3,800,000	3,761,307
NatWest Group PLC 4.892% 5/18/2029 (j)	6,200,000	6,312,405
NatWest Group PLC 5.847% 3/2/2027 (j)	2,758,000	2,758,000
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7652% 5/23/2029 (j)(k)	5,000,000	5,032,150
NatWest Markets PLC 5.416% 5/17/2027 (i)	2,400,000	2,445,133
Standard Chartered PLC 4.299% 1/13/2030 (i)(j)	2,987,000	2,995,555
		80,298,877
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (i)(j)	2,000,000	2,031,697
TOTAL FINANCIALS		82,330,574
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (i)	1,066,000	1,078,650
TOTAL UNITED KINGDOM		104,874,598
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc 1.7% 3/25/2026	2,000,000	1,997,053
AT&T Inc 2.95% 7/15/2026	3,870,000	3,854,748
		5,851,801
Media - 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	6,500,000	6,136,122
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,982,344
Cox Communications Inc 3.35% 9/15/2026 (i)	2,000,000	1,990,278
		10,108,744
TOTAL COMMUNICATION SERVICES		15,960,545
Consumer Discretionary - 0.0%
Automobiles - 0.0%
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.4011% 8/13/2027 (j)(k)	5,500,000	5,524,200
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.5353% 7/9/2027 (j)(k)	5,650,000	5,682,326
Ford Motor Co 4.346% 12/8/2026	4,933,000	4,931,755
General Motors Financial Co Inc 1.5% 6/10/2026	2,000,000	1,986,395
General Motors Financial Co Inc 4.2% 10/27/2028	2,354,000	2,362,991
General Motors Financial Co Inc 5% 4/9/2027	1,800,000	1,818,298
General Motors Financial Co Inc 5% 7/15/2027	5,500,000	5,570,585
General Motors Financial Co Inc 5.4% 5/8/2027	3,000,000	3,047,088
Hyundai Capital America 1.5% 6/15/2026 (i)	2,000,000	1,985,017
Hyundai Capital America 2.75% 9/27/2026 (i)	2,000,000	1,984,711
Hyundai Capital America 5.5% 3/30/2026 (i)	2,000,000	2,001,892
Hyundai Capital America 5.65% 6/26/2026 (i)	2,500,000	2,512,562
Hyundai Capital America 5.95% 9/21/2026 (i)	4,000,000	4,043,515
		43,451,335
Specialty Retail - 0.0%
AutoNation Inc 4.45% 1/15/2029	5,300,000	5,339,722
AutoZone Inc 3.125% 4/21/2026	1,500,000	1,497,645
AutoZone Inc 5.165% 6/15/2030	825,000	855,094
O'Reilly Automotive Inc 4.35% 6/1/2028	4,000,000	4,037,714
O'Reilly Automotive Inc 5.75% 11/20/2026	2,230,000	2,256,214
		13,986,389
TOTAL CONSUMER DISCRETIONARY		57,437,724
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 4.6% 3/1/2028 (i)	3,914,000	3,970,777
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (i)	1,960,000	1,928,944
		5,899,721
Food Products - 0.0%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,243,000	2,254,083
Tobacco - 0.0%
Altria Group Inc 2.625% 9/16/2026	5,000,000	4,963,516
Philip Morris International Inc 4.125% 4/28/2028	5,100,000	5,136,304
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.328% 10/27/2028 (j)(k)	4,252,000	4,258,735
		14,358,555
TOTAL CONSUMER STAPLES		22,512,359
Energy - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	2,930,000	2,888,999
Oil, Gas & Consumable Fuels - 0.1%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (i)	4,060,000	4,243,944
DCP Midstream Operating LP 5.625% 7/15/2027	2,809,000	2,863,163
Diamondback Energy Inc 5.2% 4/18/2027	3,633,000	3,679,638
Energy Transfer LP 6% 2/1/2029 (i)	3,900,000	3,940,314
Energy Transfer LP 6.05% 12/1/2026	3,900,000	3,951,959
EQT Corp 3.125% 5/15/2026 (i)	4,000,000	3,988,108
MPLX LP 1.75% 3/1/2026	5,000,000	4,999,457
MPLX LP 4.125% 3/1/2027	3,700,000	3,702,205
Northwest Pipeline LLC 4% 4/1/2027	3,000,000	3,001,117
ONEOK Inc 4.25% 9/24/2027	383,000	384,832
Phillips 66 Co 3.55% 10/1/2026	1,850,000	1,845,310
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	5,450,000	5,466,749
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	4,900,000	4,976,901
Targa Resources Corp 4.35% 1/15/2029	534,000	538,348
Transcontinental Gas Pipe Line Co LLC 4% 3/15/2028	3,800,000	3,807,389
Western Gas Partners LP 4.65% 7/1/2026	3,000,000	3,000,805
Western Gas Partners LP 6.35% 1/15/2029	3,600,000	3,804,200
Williams Cos Inc/The 5.4% 3/2/2026	312,000	312,000
		58,506,439
TOTAL ENERGY		61,395,438
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 3.559% 4/23/2027 (j)	4,000,000	3,997,097
Bank of America Corp 3.824% 1/20/2028 (j)	4,560,000	4,554,238
Bank of America Corp 3.97% 3/5/2029 (j)	3,030,000	3,027,822
Bank of America Corp 4.623% 5/9/2029 (j)	5,100,000	5,172,385
Bank of America Corp 4.979% 1/24/2029 (j)	5,500,000	5,598,264
Bank of America Corp 5.933% 9/15/2027 (j)	3,700,000	3,739,756
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (j)(k)	5,400,000	5,435,046
Citigroup Inc 1.462% 6/9/2027 (j)	3,000,000	2,978,841
Citigroup Inc 4.075% 4/23/2029 (j)	4,652,000	4,658,900
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (j)	3,000,000	3,024,929
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (j)	3,000,000	3,019,655
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (j)	4,350,000	4,568,514
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (j)(k)	4,525,000	4,530,398
JPMorgan Chase & Co 2.182% 6/1/2028 (j)	3,000,000	2,934,681
JPMorgan Chase & Co 4.505% 10/22/2028 (j)	5,000,000	5,043,947
JPMorgan Chase & Co 4.915% 1/24/2029 (j)	4,560,000	4,643,266
JPMorgan Chase & Co 4.979% 7/22/2028 (j)	6,100,000	6,181,022
JPMorgan Chase & Co 5.04% 1/23/2028 (j)	2,200,000	2,219,650
JPMorgan Chase & Co 5.299% 7/24/2029 (j)	2,920,000	3,005,530
JPMorgan Chase & Co 5.571% 4/22/2028 (j)	2,384,000	2,426,747
JPMorgan Chase & Co 6.07% 10/22/2027 (j)	3,400,000	3,446,563
Morgan Stanley Bank NA 5.016% 1/12/2029 (j)	2,841,000	2,895,733
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (j)(k)	5,300,000	5,313,303
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (j)	4,600,000	4,619,710
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (j)	5,595,000	5,662,090
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (j)	5,960,000	6,177,595
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (j)	5,600,000	5,692,738
Santander Holdings USA Inc 2.49% 1/6/2028 (j)	3,000,000	2,956,757
Santander Holdings USA Inc 6.124% 5/31/2027 (j)	1,162,000	1,166,814
Truist Financial Corp 1.267% 3/2/2027 (j)	3,000,000	3,000,000
Truist Financial Corp 4.123% 6/6/2028 (j)	4,700,000	4,710,461
Truist Financial Corp 6.047% 6/8/2027 (j)	5,460,000	5,487,281
Truist Financial Corp 7.161% 10/30/2029 (j)	5,700,000	6,136,289
US Bancorp 3.1% 4/27/2026	1,500,000	1,498,087
US Bancorp 6.787% 10/26/2027 (j)	3,720,000	3,789,696
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5822% 5/15/2028 (j)(k)	5,100,000	5,126,538
Wells Fargo & Co 2.393% 6/2/2028 (j)	5,900,000	5,783,845
Wells Fargo & Co 3.196% 6/17/2027 (j)	5,350,000	5,336,788
Wells Fargo & Co 4.182% 1/23/2030 (j)	4,320,000	4,335,308
Wells Fargo & Co 4.9% 1/24/2028 (j)	3,722,000	3,751,358
Wells Fargo & Co 4.97% 4/23/2029 (j)	5,858,000	5,972,323
Wells Fargo & Co 5.707% 4/22/2028 (j)	5,700,000	5,804,358
		179,424,323
Capital Markets - 0.1%
Athene Global Funding 1.608% 6/29/2026 (i)	2,500,000	2,479,425
Athene Global Funding 4.86% 8/27/2026 (i)	5,300,000	5,319,202
Athene Global Funding 5.516% 3/25/2027 (i)	2,500,000	2,536,805
Bank of New York Mellon 4.729% 4/20/2029 (j)	1,617,000	1,644,586
Equitable America Global Funding 4.65% 6/9/2028 (i)	5,984,000	6,052,315
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (i)(j)(k)	3,343,000	3,344,336
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (j)	2,910,000	2,908,223
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (j)	2,000,000	1,973,712
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (j)	5,800,000	5,721,929
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (j)	3,200,000	3,201,325
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (j)	3,000,000	3,002,580
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (j)(k)	3,625,000	3,652,456
Intercontinental Exchange Inc 3.625% 9/1/2028	3,700,000	3,675,150
LPL Holdings Inc 4.9% 4/3/2028	1,904,000	1,926,033
Morgan Stanley 1.512% 7/20/2027 (j)	5,860,000	5,805,614
Morgan Stanley 1.593% 5/4/2027 (j)	4,000,000	3,983,149
Morgan Stanley 3.591% 7/22/2028 (j)	3,000,000	2,981,478
Morgan Stanley 4.238% 1/9/2030 (j)	8,510,000	8,539,772
Morgan Stanley 4.994% 4/12/2029 (j)	5,956,000	6,064,543
Morgan Stanley 5.164% 4/20/2029 (j)	4,600,000	4,704,423
Sammons Financial Group Global Funding 5.05% 1/10/2028 (i)	4,614,000	4,693,228
		84,210,284
Consumer Finance - 0.0%
American Express Co 5.098% 2/16/2028 (j)	2,850,000	2,879,289
American Express Co 5.389% 7/28/2027 (j)	1,700,000	1,709,111
Capital One Financial Corp 1.878% 11/2/2027 (j)	3,700,000	3,642,169
Capital One Financial Corp 7.149% 10/29/2027 (j)	4,400,000	4,487,284
Ford Motor Credit Co LLC 4.97% 4/6/2029	417,000	419,659
Ford Motor Credit Co LLC 5.8% 3/5/2027	2,200,000	2,229,862
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,065,549
Ford Motor Credit Co LLC 6.95% 6/10/2026	2,000,000	2,010,335
Stellantis Financial Services US Corp 4.95% 9/15/2028 (i)	1,370,000	1,381,276
		22,824,534
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/2026	5,700,000	5,642,296
CNH Industrial Capital LLC 4.5% 10/8/2027	3,700,000	3,726,343
Corebridge Financial Inc 3.65% 4/5/2027	2,810,000	2,795,253
Fiserv Inc 5.45% 3/2/2028	3,900,000	3,989,300
Global Payments Inc 4.5% 11/15/2028	4,849,000	4,860,153
Jackson Financial Inc 5.17% 6/8/2027	2,000,000	2,024,321
Western Union Co/The 1.35% 3/15/2026	3,000,000	2,996,557
		26,034,223
Insurance - 0.0%
Aon North America Inc 5.125% 3/1/2027	3,250,000	3,283,257
Arthur J Gallagher & Co 4.6% 12/15/2027	3,068,000	3,102,451
Brown & Brown Inc 4.6% 12/23/2026	1,716,000	1,724,394
Brown & Brown Inc 4.7% 6/23/2028	956,000	965,041
Corebridge Global Funding 4.9% 1/7/2028 (i)	2,236,000	2,273,953
Corebridge Global Funding 5.2% 1/12/2029 (i)	4,110,000	4,231,146
Equitable Financial Life Global Funding 1.3% 7/12/2026 (i)	1,000,000	990,229
Equitable Financial Life Global Funding 1.8% 3/8/2028 (i)	4,000,000	3,822,641
Fortitude Group Holdings LLC 6.25% 4/1/2030 (i)	2,924,000	3,037,034
Jackson National Life Global Funding 4.9% 1/13/2027 (i)	4,333,000	4,364,564
Jackson National Life Global Funding 5.55% 7/2/2027 (i)	2,512,000	2,557,428
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.636% 1/14/2028 (i)(j)(k)	2,500,000	2,505,803
MassMutual Global Funding II 5.1% 4/9/2027 (i)	3,400,000	3,449,396
Metropolitan Tower Global Funding 4% 10/1/2027 (i)	1,400,000	1,404,457
RGA Global Funding 4.35% 8/25/2028 (i)	5,930,000	5,960,064
Western-Southern Global Funding 4.25% 1/29/2029 (i)	5,001,000	5,023,184
		48,695,042
TOTAL FINANCIALS		361,188,406
Health Care - 0.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	342,000	350,235
Health Care Providers & Services - 0.0%
Cigna Group/The 1.25% 3/15/2026	803,000	802,089
Cigna Group/The 3.4% 3/1/2027	3,000,000	2,988,841
CVS Health Corp 2.875% 6/1/2026	3,870,000	3,860,247
CVS Health Corp 4.3% 3/25/2028	4,010,000	4,033,550
CVS Health Corp 5% 1/30/2029	4,140,000	4,249,069
HCA Inc 4.5% 2/15/2027	4,000,000	4,006,706
HCA Inc 5% 3/1/2028	2,388,000	2,437,455
HCA Inc 5.25% 6/15/2026	2,735,000	2,736,807
Icon Investments Six DAC 5.809% 5/8/2027	3,353,000	3,382,975
		28,497,739
Pharmaceuticals - 0.0%
Haleon US Capital LLC 3.375% 3/24/2027	1,870,000	1,860,951
TOTAL HEALTH CARE		30,708,925
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co 6.259% 5/1/2027	302,000	309,380
L3Harris Technologies Inc 5.4% 1/15/2027	2,000,000	2,026,511
		2,335,891
Machinery - 0.0%
Ingersoll Rand Inc 5.197% 6/15/2027	4,100,000	4,159,940
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029 (g)	1,679,000	1,683,300
TOTAL INDUSTRIALS		8,179,131
Information Technology - 0.0%
Communications Equipment - 0.0%
Cisco Systems Inc 4.8% 2/26/2027	3,000,000	3,028,826
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,752,000	3,765,429
Dell International LLC / EMC Corp 4.75% 4/1/2028	4,400,000	4,470,410
Dell International LLC / EMC Corp 4.9% 10/1/2026	3,000,000	3,010,460
		11,246,299
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 5.05% 7/12/2027	1,499,000	1,523,859
Software - 0.0%
Oracle Corp 2.65% 7/15/2026	4,000,000	3,976,048
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (j)(k)	6,600,000	6,590,562
VMware LLC 1.8% 8/15/2028	4,000,000	3,803,821
		14,370,431
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	1,832,000	1,842,542
TOTAL INFORMATION TECHNOLOGY		32,011,957
Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 1.4% 8/5/2026	2,904,000	2,860,959
Mosaic Co/The 4.05% 11/15/2027	3,700,000	3,703,205
		6,564,164
Construction Materials - 0.0%
Amrize Finance US LLC 4.6% 4/7/2027	1,613,000	1,624,790
TOTAL MATERIALS		8,188,954
Real Estate - 0.0%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 2/15/2028	3,980,000	4,019,565
VICI Properties LP 4.75% 4/1/2028	300,000	302,947
		4,322,512
Specialized REITs - 0.0%
American Tower Corp 1.6% 4/15/2026	3,000,000	2,991,370
American Tower Corp 3.125% 1/15/2027	3,600,000	3,571,866
American Tower Corp 5.25% 7/15/2028	3,600,000	3,703,883
		10,267,119
TOTAL REAL ESTATE		14,589,631
Utilities - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,600,000	2,595,976
Duke Energy Corp 2.65% 9/1/2026	1,000,000	993,421
Eversource Energy 4.75% 5/15/2026	1,800,000	1,802,473
Exelon Corp 5.15% 3/15/2029	586,000	605,736
FirstEnergy Corp 3.9% 7/15/2027 (l)	6,360,000	6,386,257
FirstEnergy Transmission LLC 2.866% 9/15/2028 (i)	4,170,000	4,056,059
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,656,000	2,686,118
Pacific Gas and Electric Co 2.1% 8/1/2027	3,900,000	3,800,509
Pacific Gas and Electric Co 5.45% 6/15/2027	2,000,000	2,032,700
Pinnacle West Capital Corp 4.9% 5/15/2028	795,000	810,434
Southern Co/The 5.5% 3/15/2029	893,000	930,771
Vistra Operations Co LLC 5.05% 12/30/2026 (i)	1,265,000	1,278,731
		27,979,185
Multi-Utilities - 0.0%
CenterPoint Energy Inc 1.45% 6/1/2026	3,000,000	2,980,492
Dominion Energy Inc 2.85% 8/15/2026	2,000,000	1,990,042
DTE Energy Co 4.875% 6/1/2028	3,617,000	3,686,658
DTE Energy Co 4.95% 7/1/2027	1,227,000	1,241,615
		9,898,807
TOTAL UTILITIES		37,877,992
TOTAL UNITED STATES		650,051,062
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,053,343,812)		1,063,784,324

U.S. Treasury Obligations - 0.3%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (o)	3.60	1,100,000	1,095,020
US Treasury Bills 0% 4/21/2026	3.65	70,800,000	70,444,033
US Treasury Bills 0% 4/23/2026 (o)	3.59	7,990,000	7,948,337
US Treasury Bills 0% 5/14/2026 (o)	3.64	1,114,000	1,105,890
US Treasury Bills 0% 5/21/2026 (o)	3.62	2,120,000	2,103,110
US Treasury Bills 0% 5/28/2026 (o)	3.61	8,270,000	8,198,388
US Treasury Notes 3.5% 10/31/2027	3.47 to 3.58	111,721,400	111,847,959
US Treasury Notes 3.625% 5/31/2028	3.98 to 4.27	91,805,900	92,268,515
US Treasury Notes 4.25% 3/15/2027 (o)	3.57 to 4.69	157,069,800	158,242,725
US Treasury Notes 4.5% 7/15/2026 (p)	4.12 to 4.92	173,934,500	174,472,339
TOTAL U.S. TREASURY OBLIGATIONS (Cost $624,498,039)			627,726,316

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.70	2,389,094,745	2,389,572,564
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	2,207,827,493	2,208,048,276
State Street Institutional U.S. Government Money Market Fund Premier Class (s)	3.63	899,068	899,068
TOTAL MONEY MARKET FUNDS (Cost $4,598,516,146)			4,598,519,908

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
GE Aerospace	Chicago Board Options Exchange	800	27,380,800	290	5/2026	478,000
GE Vernova Inc	Chicago Board Options Exchange	329	28,741,440	730	6/2026	1,258,425
S&P 500 Index	Chicago Board Options Exchange	113	77,731,344	5,900	3/2026	1,695
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	6,480	3/2026	1,137
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,350	3/2026	2,940
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,450	3/2026	4,800
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	5,925	3/2026	8,835
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	5,975	3/2026	19,380
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,250	3/2026	4,260
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,375	3/2026	6,840
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	5,850	3/2026	27,930
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,250	3/2026	8,280
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,170	3/2026	6,420
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	5,900	3/2026	45,600
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,075	3/2026	7,140
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,150	3/2026	8,580
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	5,800	3/2026	53,580
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,050	3/2026	9,600
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,025	3/2026	9,000
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	5,975	3/2026	10,620
S&P 500 Index	Chicago Board Options Exchange	126	86,673,888	5,875	3/2026	90,720
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	5,925	3/2026	12,480
S&P 500 Index	Chicago Board Options Exchange	113	77,731,344	5,775	3/2026	105,185
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	5,850	3/2026	11,635
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	5,850	3/2026	13,780

						2,206,862
TOTAL PURCHASED OPTIONS (Cost $3,024,449)						2,206,862

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $168,161,222,318)	223,344,410,239
NET OTHER ASSETS (LIABILITIES) - (1.0)% (m)	(2,225,553,252)
NET ASSETS - 100.0%	221,118,856,987

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	27	3/2026	3,556,845	38,350
CME E-Mini S&P 500 Index Contracts (United States)	4,865	3/2026	1,675,749,250	(1,017,231)
CME E-Mini S&P 500 Index Contracts (United States)	390	3/2026	13,433,550	24,508
CME E-Mini S&P MidCap 400 Index Contracts (United States)	19	3/2026	6,798,010	234,493

TOTAL LONG				(719,880)

SHORT

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	(2,065)	6/2026	(432,068,984)	(616,599)
CBOT 5Y US Treasury Notes Contracts (United States)	(513)	6/2026	(56,490,117)	(297,462)

TOTAL SHORT				(914,061)

TOTAL FUTURES CONTRACTS				(1,633,941)
The notional amount of long futures as a percentage of Net Assets is 0.8%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	2,179	74,578,454	370.00	5/2026	(2,249,818)
GE Aerospace	Chicago Board Options Exchange	1,379	47,197,654	360.00	5/2026	(1,892,678)
GE Aerospace	Chicago Board Options Exchange	1,379	47,197,654	350.00	4/2026	(1,675,485)
GE Aerospace	Chicago Board Options Exchange	1,149	39,325,674	370.00	3/2026	(163,733)
GE Vernova Inc	Chicago Board Options Exchange	330	28,828,800	900.00	5/2026	(2,326,500)
GE Vernova Inc	Chicago Board Options Exchange	567	49,533,120	800.00	4/2026	(6,052,725)
GE Vernova Inc	Chicago Board Options Exchange	570	49,795,200	860.00	4/2026	(3,961,500)
GE Vernova Inc	Chicago Board Options Exchange	329	28,741,440	950.00	6/2026	(2,197,720)
GE Vernova Inc	Chicago Board Options Exchange	567	49,533,120	780.00	3/2026	(5,902,470)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	240	10,668,480	410.00	3/2026	(954,000)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	150	6,667,800	450.00	3/2026	(212,250)
Micron Technology Inc	Chicago Board Options Exchange	633	26,103,021	360.00	3/2026	(4,060,695)
Micron Technology Inc	Chicago Board Options Exchange	633	26,103,021	370.00	3/2026	(3,600,188)
Micron Technology Inc	Chicago Board Options Exchange	603	24,865,911	390.00	3/2026	(2,630,588)
Wells Fargo & Co	Chicago Board Options Exchange	3,076	25,054,020	105.00	5/2026	(79,976)
Wells Fargo & Co	Chicago Board Options Exchange	3,086	25,135,470	100.00	4/2026	(69,435)

						(38,029,761)
Put Options
S&P 500 Index	Chicago Board Options Exchange	113	77,731,344	6,775.00	3/2026	(159,895)
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	6,815.00	3/2026	(27,690)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,800.00	3/2026	(46,500)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,840.00	3/2026	(59,160)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,795.00	3/2026	(428,070)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,850.00	3/2026	(716,490)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,790.00	3/2026	(55,800)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,830.00	3/2026	(68,280)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,820.00	3/2026	(79,680)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,780.00	3/2026	(67,620)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,730.00	3/2026	(522,690)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,775.00	3/2026	(75,480)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,810.00	3/2026	(85,920)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,740.00	3/2026	(629,850)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,800.00	3/2026	(93,660)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,770.00	3/2026	(84,780)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,705.00	3/2026	(651,510)
S&P 500 Index	Chicago Board Options Exchange	126	86,673,888	6,760.00	3/2026	(955,710)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,790.00	3/2026	(99,780)
S&P 500 Index	Chicago Board Options Exchange	113	77,731,344	6,715.00	3/2026	(955,957)
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	6,755.00	3/2026	(106,600)
S&P 500 Index	Chicago Board Options Exchange	12	8,254,656	6,785.00	3/2026	(106,980)
S&P 500 Index	Chicago Board Options Exchange	13	8,942,544	6,780.00	3/2026	(122,005)

						(6,200,107)
TOTAL WRITTEN OPTIONS						(44,229,868)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 53 basis points	At Maturity	Bank of America NA	3/2026	25,908	402,224,550	(6,340,971)	0	(6,340,971)
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 46 basis points	At Maturity	Goldman Sachs International	3/2026	29,175	444,563,953	2,046,750	0	2,046,750
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 41 basis points	At Maturity	BMO Capital Markets Corp	3/2026	6,490	99,875,454	(424,381)	0	(424,381)
TOTAL RETURN SWAPS									(4,718,602)	0	(4,718,602)
Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $741,892,865.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,459,477 or 0.0% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,479,499 or 0.3% of net assets.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Includes $9,032,295 of cash collateral to cover margin requirements for futures contracts.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $114,389,033.
(p)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $22,865,487.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
(s)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $20,386,552.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,481,097,545	13,895,051,239	12,986,565,102	51,922,231	(11,118)	-	2,389,572,564	2,389,094,745	3.8%
Fidelity Securities Lending Cash Central Fund	1,458,233,433	5,888,605,015	5,138,784,837	2,502,310	(5,335)	-	2,208,048,276	2,207,827,493	6.2%
Total	2,939,330,978	19,783,656,254	18,125,349,939	54,424,541	(16,453)	-	4,597,620,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth Fund Class Z	4,056,740,504	2,749,441,630	-	94,105,101	-	718,869,648	7,525,051,782	28,895,829
Fidelity Contrafund	5,611,614,537	256,642,908	6,557,238,655	256,512,634	3,017,373,393	(2,328,392,183)	-	-
Fidelity Extended Market Index Fund	3,729,881,405	24,096,444	50,000,000	24,096,444	(839,442)	679,706,624	4,382,845,031	42,069,927
Fidelity Growth Company Fund	14,918,643,407	3,355,971,740	-	975,554,049	-	3,550,074,720	21,824,689,867	449,715,431
Fidelity Magellan Fund Class Z	8,982,286,742	391,305,381	550,000,000	391,305,380	8,614,442	(75,030,771)	8,757,175,794	596,537,861
Fidelity SAI Inflation-Focused Fund	1,185	87	-	87	-	233	1,505	15
Fidelity SAI Small-Mid Cap 500 Index Fund	673,825,773	2,378,532,009	483,527,250	82,452,609	70,192,825	26,468,383	2,665,491,740	524,703,098
Fidelity SAI U.S. Large Cap Index Fund	1,850,551,520	1,471,983,982	772,362,654	16,407,927	46,924,804	361,120,497	2,958,218,149	107,885,418
Fidelity SAI U.S. Low Volatility Index Fund	7,588,476,519	3,299,099,673	-	465,149,990	-	585,756,255	11,473,332,447	483,902,676
Fidelity SAI U.S. Momentum Index Fund	3,110,002,692	1,177,620,873	-	111,683,516	-	196,896,783	4,484,520,348	231,041,749
Fidelity SAI U.S. Quality Index Fund	17,139,165,419	4,119,109,502	-	738,294,737	-	1,300,757,660	22,559,032,581	960,776,515
Fidelity SAI U.S. Value Index Fund	4,546,014,185	1,429,868,999	-	404,287,799	-	851,975,708	6,827,858,892	485,968,604
Fidelity Small Cap Growth Fund Class Z	1,432,992,521	218,317,137	-	102,317,137	-	250,995,422	1,902,305,080	51,150,984
Fidelity Small Cap Index Fund	857,231,619	4,322,855	948,709,610	4,322,855	237,191,410	(150,036,274)	-	-
	74,497,428,028	20,876,313,220	9,361,838,169	3,666,490,265	3,379,457,432	5,969,162,705	95,360,523,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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